                                                      Registration Nos. 2-98326
                                                                      811-04323
================================================================================

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                     Pre-Effective Amendment No. ___                    [ ]


                     Post-Effective Amendment No. 70                    [X]



                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]



                            Amendment No. 71                            [X]


                    (Check appropriate box or boxes.)

                               -----------------

                          IXIS ADVISOR FUNDS TRUST I
              (Exact Name of Registrant as Specified in Charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices)(Zip Code)

              Registrant's Telephone Number, including Area Code
                                (617) 449-2810

                               -----------------

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                               -----------------

                                   Copy to:

                              John M. Loder, Esq.
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                               -----------------

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on August 1, 2007 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          [LOGO] NATIXIS
                                   FUNDS


WHAT'S INSIDE

Goals, Strategies & Risks  Page 2

Fund Fees & Expenses.....  Page 5

More About Risk..........  Page 7

Management Team..........  Page 8

Fund Services............ Page 11

Financial Performance.... Page 28


  Westpeak 130/30 Growth Fund
[LOGO] WESTPEAK
       GLOBAL ADVISORS
Westpeak 130/30 Growth Fund (formerly known as the Westpeak Capital Growth Fund)
 Westpeak Global Advisors, L.P.
                                                                     Prospectus
                                                                 August 1, 2007

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.


For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call Natixis Funds.

Natixis Funds*

P.O. Box 219579
Kansas City, MO 64121-9579
800-225-5478

www.funds.natixis.com

*Prior to August 6, 2007, the Natixis Funds family was known as IXIS Advisor
 Funds.

Table of Contents



Goals, Strategies & Risks
Westpeak 130/30 Growth Fund .......................... 2
Fund Fees & Expenses
Fund Fees & Expenses.................................. 5
More About Risk
More About Risk....................................... 7
Management Team
Meet the Fund's Investment Adviser and Subadviser..... 8
Meet the Fund's Portfolio Managers................... 10
Fund Services
Investing in the Fund................................ 11
How Sales Charges Are Calculated..................... 12
It's Easy to Open an Account......................... 15
Buying Shares........................................ 17
Selling Shares....................................... 19
Selling Shares in Writing............................ 20
Exchanging Shares.................................... 20
Restrictions on Buying, Selling and Exchanging Shares 20
How Fund Shares Are Priced........................... 23
Dividends and Distributions.......................... 24
Tax Consequences..................................... 24
Compensation to Securities Dealers................... 26
Additional Investor Services......................... 27
Financial Performance
Financial Performance................................ 28
Glossary of Terms
Glossary of Terms.................................... 30


If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

                                    [GRAPHIC]



Goals, Strategies & Risks
Westpeak 130/30 Growth Fund


Adviser:    Natixis Asset Management Advisors, L.P.
               ("Natixis Advisors") (formerly IXIS Asset
               Management Advisors, L.P.)
Subadviser: Westpeak Global Advisors, L.P. ("Westpeak")
Manager:    Team Management (Jean-Marc Diani,
               Stephen A. Komon and Stephen C. Platt)
Category:   Large-Cap Equity

Ticker Symbol: Class A Class B Class C
               -----------------------
               NEFCX   NECBX   NECGX

 Investment Goal

The Fund seeks long-term growth of capital. The Fund's investment goal may be changed without shareholder approval.

 Principal Investment Strategies

Under normal market conditions, the Fund pursues its investment objective by establishing long and short positions in equity securities issued by U.S. large- and mid-capitalization companies in any industry.
Westpeak constructs a portfolio of large- and mid-capitalization stocks that it believes exhibit reasonable valuations and underestimated growth potential. Westpeak believes risk and return can be accurately measured and controlled through thoughtful portfolio construction. Therefore, its focus will be on the aggregate characteristics of the portfolio and not just individual stocks.

Westpeak seeks to take long positions in securities of companies whose potential has been underestimated by the broad market. Westpeak believes that a good assessment of a company's prospects can be obtained through systematic financial statement analysis and an insightful interpretation of investor behavior. The Fund's industry weightings will not normally vary significantly from the Russell 1000 Growth Index.

In selecting investments for the Fund's portfolio, Westpeak uses proprietary quantitative research based on market and company-specific information and employs the following process:
.. Westpeak invests principally in the stock of large- and mid-capitalization companies in the Russell 1000 Growth Index.

.. Westpeak screens these stocks to develop a "score" for each stock using financial statement and market sentiment factors, such as:

..  valuation ratios
..  earnings quality measures
..  efficiency indicators
..  investor sentiment signals
..  management sentiment measures
.. Westpeak then utilizes a proprietary methodology that considers each stock's respective score, along with its risk characteristics, to construct an optimal long-short portfolio designed to maximize excess return while maintaining an acceptable level of risk.
The desired result is a diversified portfolio of typically 60 to 80 long and 20 to 40 short positions that Westpeak believes will produce the highest long-term returns and which has characteristics similar to that of the Fund's benchmark, the Russell 1000 Growth Index.
The Fund takes long positions primarily in large- and mid-capitalization U.S. stocks that Westpeak has identified as attractive and short positions in such stocks that Westpeak believes are overvalued or expected to underperform based on the aforementioned stock "scores". Because the Fund will generally use the proceeds from its short positions to purchase additional securities, the Fund will normally hold long positions in equity securities and securities with equity-like characteristics up to 130% of its net assets (excluding cash). The Fund will normally hold short positions equal to approximately 30% of its net assets (excluding cash). The Fund's relative long-short exposure may vary over time as market conditions change.
When the Fund takes a long position in a security, Westpeak purchases the security outright for the Fund's portfolio. When the Fund takes a short position in a security, Westpeak sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. To complete or close out the short sale transaction, the Fund buys the same security in the market and returns it to the lender. The Fund generally makes money on a short position when the market price of the security goes down after the short sale. Conversely, if the price of the security goes up after the sale, the Fund will lose money because it will have to pay more to replace the borrowed security than it received.
Until the Fund replaces the borrowed security, the Fund is required to maintain during the period of the short sale the short sale proceeds that the broker holds (which generally will be invested in equity securities) and any additional assets the lending broker requires as collateral. The Fund is also required to repay the lender of the security any dividends or interest that accrues on the security during the period of the loan. The Fund will also bear other costs, such as charges for the prime brokerage account, in connection with its short positions.

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2

Westpeak may sell a long position or close out a short position for a variety of reasons, including, among others, to secure gains, limit losses or redeploy assets into opportunities believed to be more promising.
The Fund may also:
.. Engage in active and frequent trading of securities. Frequent trading may produce high transaction costs, which may lower the Fund's return.
.. Purchase money market or high quality debt securities for temporary defensive purposes in response to adverse market, economic, political or other conditions. These investments may prevent the Fund from achieving its investment goal.


A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.funds.natixis.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.


 Principal Investment Risks

The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Equity securities risk: You may lose money on your investment due to unpredictable drops in a stock's value or periods of below-average performance in a given stock or in the stock market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities.

Leverage risk: The risk associated with securities or practices (e.g., borrowing and selling securities short) that multiply small index or market movements into larger changes in value. When the Fund borrows securities or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks are generally compounded.

Management risk: The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

Market risk: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.
Short sales risk: The risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Short sales expose the Fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value. Positions in shorted securities may subject the Fund to more risk than long positions (purchases) because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas the loss on a short sale is potentially unlimited. Short sales will also give rise to leverage risk.
Valuation risk: The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold or, for short positions, at a lower price than the price at which they can be purchased.

For additional information, see the section "More About Risk."

--------------------------------------------------------------------------------
                                                                             3

 Evaluating the Fund's Past Performance


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function on February 16, 1998. The performance results shown below reflect results achieved by the previous subadviser using different investment strategies for the periods prior to February 16, 1998. Prior to August 1, 2007, the Fund was managed using different principal investment strategies. The Fund's performance might have been different had the current subadvisory arrangements and investment strategies been in place for all periods shown.


The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

                                    [CHART]


  1997    1998     1999   2000    2001    2002    2003    2004    2005    2006
  ----    ----     ----   ----    ----    ----    ----    ----    ----    ----  (up triangle) Highest Quarterly
 17.23%  29.08%   24.74% -19.52% -20.46% -28.08%  26.69%  5.15%   3.32%  10.84%               Return: Fourth Quarter
                                                                                              1998, up 24.26%
                                                                                (down triangle) Lowest Quarterly
                                                                                                Return: Third Quarter
                                                                                                2001, down 21.85%


The Fund's Class A shares' total return year-to-date as of June 30, 2007 was 3.13%.


The table below shows how the average annual total returns for each class of the Fund (before and after taxes for Class A) for the one-year, five-year and ten-year periods compare to those of the Russell 1000 Growth Index, an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You may not invest directly in an index. The Fund's total returns reflect, on a class by class basis, its expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund's shares. Class A total returns have also been calculated to reflect return after taxes on distributions only and also return after taxes on distributions and sales of Fund shares. The Russell 1000 Growth Index returns have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.



Average Annual Total Returns
(for the periods ended December 31, 2006)                       Past 1 Year Past 5 Years Past 10 Years
Westpeak 130/30 Growth Fund
Class A - Return Before Taxes                                      4.47%       0.67%         2.25%
   Return After Taxes on Distributions*                            4.47%       0.67%         0.79%
   Return After Taxes on Distributions & Sales of Fund Shares*     2.90%       0.57%         1.51%
Class B - Return Before Taxes                                      4.91%       0.70%         2.04%
Class C - Return Before Taxes                                      8.93%       1.07%         2.03%
Russell 1000 Growth Index**                                        9.07%       2.69%         5.44%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
** The returns of the index do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

For information about Fund expenses, see the section "Fund Fees & Expenses."

--------------------------------------------------------------------------------
4

                                    [GRAPHIC]



Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

 Shareholder Fees

(fees paid directly from your investment)

                                                                           Class A Class B Class C
Maximum sales charge (load) imposed on purchases (as a percentage of
   offering price)(1)(2)                                                    5.75%    None    None
Maximum deferred sales charge (load) (as a percentage of original purchase
   price or redemption proceeds, as applicable)(2)                            (3)   5.00%   1.00%
Redemption fees                                                             None*   None*   None*

(1) A reduced sales charge on Class A shares applies in some cases. See the section "How Sales Charges Are Calculated" within the section "Fund Services."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge ("CDSC") applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See the section "How Sales Charges Are Calculated" within the section "Fund Services."
* Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

 Annual Fund Operating Expenses

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

                                                          Westpeak 130/30 Growth Fund
                                                          Class A   Class B  Class C
Management Fees                                            0.75%     0.75%    0.75%
Distribution and/or service (12b-1 fees)                   0.25%     1.00%*   1.00%*
Other expenses
  Substitute dividend expenses on securities sold short**  0.30%     0.30%    0.30%
  Remainder of other expenses***                           0.81%+    0.81%+   0.81%+
                                                           -----     -----    -----
  Total other expenses                                     1.11%     1.11%    1.11%
Total annual fund operating expenses                       2.11%     2.86%    2.86%
Fee waiver and/or expense reimbursement                    0.16%     0.16%    0.16%
Net Expenses                                               1.95%     2.70%    2.70%

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales. *** Other expenses have been restated to reflect current fees and expenses.

+ Other Expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Natixis Advisors has given a binding undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses incurred in connection with long positions, interest expense, substitute dividend expenses on securities sold short, taxes and organizational and extraordinary expenses, to 1.65%, 2.40%, and 2.40% of the Fund's average daily net assets for Classes A, B, and C shares, respectively. As indicated by the table above, because of the types of expenses not included under the expense reimbursement agreement, the Fund's net expenses are expected to be higher than these percentages. This undertaking is in effect through April 30, 2008 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

Natixis Advisors will be permitted to recover, on a class by class basis, management fees waived and/or expenses it has borne through the undertaking described above to the extent that a class' expenses in later periods fall below the annual rates set forth in the undertaking. A class will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee/expense was deferred.


--------------------------------------------------------------------------------
                                                                             5

                                    [GRAPHIC]

 Example

This example*, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
.. You invest $10,000 in the Fund for the time periods indicated;
.. Your investment has a 5% return each year;
.. The Fund's operating expenses remain the same; and .. All dividends and distributions are reinvested.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

               Westpeak 130/30 Growth Fund
           Class A    Class B       Class C
                    (1)    (2)    (1)    (2)
1 year     $  765  $  777 $  277 $  377 $  277
3 years    $1,187  $1,175 $  875 $  875 $  875
5 years    $1,634  $1,698 $1,498 $1,498 $1,498
10 years** $2,868  $2,999 $2,999 $3,177 $3,177

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
* The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Example is based on the Net Expenses for the first nine months and on the Total Annual Fund Operating Expenses for the remainder of the one-year period and the remaining years.
** Class B shares automatically convert to Class A shares after 8 years;
   therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

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6

                                    [GRAPHIC]



More About Risk

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks in addition to those described above under Principal Investment Risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.

Correlation Risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Credit Risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa by Moody's, or BBB by S&P or Fitch), or that are unrated but judged to be of comparable quality by the Fund's adviser are subject to greater credit risk than funds that do not invest in such securities.

Information Risk The risk that key information about a security is inaccurate or unavailable.

Interest Rate Risk The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

Leverage Risk The risk associated with securities or practices (e.g., borrowing and selling securities short) that multiply small index or market movements into larger changes in value.

Liquidity Risk The risk that certain securities or instruments may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to derivatives, restricted securities and structured notes.

Opportunity Risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.

Options, Futures, Swap Contracts and Other Derivatives Risks These transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities may give rise to leverage risk and can have a significant impact on the Fund's exposure to stock market values, interest rates or currency exchange rates. These types of transactions will be used primarily for hedging purposes, including anticipatory hedging.

Political Risk The risk of losses directly attributable to government or political actions.

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                                                                             7

                                    [GRAPHIC]



Management Team
Meet the Fund's Investment Adviser and Subadviser


The Natixis Funds family (as defined below) currently includes 24 mutual funds. The Natixis Funds family had combined assets of $15.3 billion as of June 30, 2007. Natixis Funds are distributed through Natixis Distributors, L.P. (the "Distributor"). This Prospectus covers the Westpeak 130/30 Growth Fund (the "Fund"), which, along with the other Natixis Equity Funds, Natixis Income and Tax Free Income Funds, Natixis Diversified Portfolios, Natixis Value Fund, Loomis Sayles Global Markets Fund, Loomis Sayles Growth Fund, Loomis Sayles Research Fund, Loomis Sayles Value Fund and Natixis Cash Management
Trust -- Money Market Series (the "Money Market Fund") constitute the "Natixis Funds."

 Adviser

Natixis Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. Natixis Advisors is a subsidiary of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires, a financial institution owned by regional cooperative banks known as the Banques Populaires. Natixis US has 14 principal subsidiary or affiliated asset management firms that collectively had over $276.9 billion in assets under management at June 30, 2007. Natixis Advisors oversees, evaluates, and monitors the subadvisory services provided to the Fund. It also provides general business management and administration to the Fund. Natixis Advisors does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.


The combined advisory and subadvisory fees paid by the Fund during the fiscal year ended December 31, 2006 as a percentage of the Fund's average daily net assets were 0.75% for the Westpeak 130/30 Growth Fund.

 Subadviser

The subadviser has full investment discretion and makes all determinations with respect to the investment of the assets of the Fund, subject to general supervision of the Fund's adviser and the Board of Trustees.


Westpeak, located at 1470 Walnut Street, Boulder, Colorado 80302, serves as subadviser to the Westpeak 130/30 Growth Fund. Westpeak is a subsidiary of Natixis US. Westpeak employs a team approach in managing the Fund's portfolio. Founded in 1991, Westpeak had $3.6 billion in assets under management as of June 30, 2007.


 Subadvisory Agreements


The Natixis Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits Natixis Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without shareholder approval, if approved by the Board of Trustees. Before the Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. The Fund has received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory and subadvisory contracts is available in the Fund's semi-annual report for the six months ended June 30, 2006.


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8

 Portfolio Trades


In placing portfolio trades, the adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Natixis US, Natixis Advisors or the subadviser. In placing trades, the adviser or subadviser will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

Transactions with Other Investment Companies. Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by Natixis Advisors or its affiliates ("Central Funds"). The Central Funds currently include the Money Market Fund, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for the Money Market Fund, which is advised by Natixis Advisors and subadvised by Reich & Tang. Because Natixis Advisors and Reich & Tang are each subsidiaries of Natixis US, the Funds and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: Natixis Funds Trust I (except the CGM Advisor Targeted Equity Fund series), Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and subadvisers to these mutual funds currently include Natixis Advisors, Reich & Tang, Loomis, Sayles & Company, L.P., AEW Management and Advisors, L.P., BlackRock Investment Management, LLC. ("BlackRock"), Dreman Value Management, LLC ("Dreman"), Harris Associates, L.P., Hansberger Global Investors, Inc., Vaughan Nelson Investment Management, L.P. and Westpeak. Each of these advisers and subadvisers (except for BlackRock and Dreman ) are subsidiaries of Natixis US and are thus "affiliated persons" under the 1940 Act by reason of being under common control by Natixis US. In addition, because the Fund and other funds are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.


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                                                                             9

                                    [GRAPHIC]



Management Team
Meet the Fund's Portfolio Managers

Westpeak

Jean-Marc Diani


Jean-Marc Diani is a member of the portfolio team that manages the Westpeak 130/30 Growth Fund. Dr. Diani, a Vice President of Westpeak Global Advisors, joined the firm in 2004. Prior to joining Westpeak, he was deputy head of IT and Operations at IXIS Asset Management US Group. He received a Ph.D. in Mechanical Engineering from the Ecole des Mines de Paris and a Masters of Science from the Paris VI University, graduating from the Ecole Polytechnique. Dr. Diani has over six years of investment experience.


Stephen A. Komon

Stephen A. Komon is a member of the portfolio team that manages and has primary day-to-day portfolio management responsibilities for the Westpeak 130/30 Growth Fund. Mr. Komon, a Vice President of Westpeak Global Advisors, joined the firm in 2001. Mr. Komon received an M.B.A. in Finance and Accounting from the University of Chicago Graduate School of Business and a B.S. from the University of Virginia. He holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.

Stephen C. Platt

Stephen C. Platt is a member of the portfolio team that manages the Westpeak 130/30 Growth Fund. Mr. Platt, a Senior Vice President and Director of Portfolio Management, joined the firm in 1999. He received a B.S. from the University of Colorado. Mr. Platt holds the designation of Chartered Financial Analyst and has over 17 years of investment experience.

Please see the Fund's Statement of Additional Information ("SAI") for information on Portfolio Manager compensation, other accounts under management by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Fund.

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10

                                    [GRAPHIC]



Fund Services
Investing in the Fund

 Choosing a Share Class


The Fund currently offers Class A and Class C shares to the public. No new accounts may be opened in Class B shares, and no additional investments into Class B shares may be made after October 12, 2007. Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon the size of your investment and how long you intend to hold your shares. Class B shares, Class C shares and certain shareholder features may not be available to you if you hold your shares in a street name account. Your financial representative can help you decide which class of shares is most appropriate for you.

 Class A Shares

.. You pay a sales charge when you buy Class A shares. There are several ways to reduce this charge. See the section "How Sales Charges Are Calculated."

.. You pay lower annual expenses than Class B and Class C shares, giving you the potential for higher returns per share.

.. You do not pay a sales charge on orders of $1 million or more, but you may pay a charge on redemptions if you redeem these shares within one year of purchase.

 Class B Shares


.. No new accounts may be opened in Class B shares, and no additional investments into Class B shares may be made after October 12, 2007. You do not pay a sales charge when you buy Class B shares. All of your money goes to work for you right away.


.. You pay higher annual expenses than Class A shares.

.. You will pay a charge on redemptions if you sell your shares within six years of purchase, as described in the section "How Sales Charges Are Calculated."

.. Your Class B shares will automatically convert into Class A shares after eight years, which reduces your annual expenses.

.. Investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There may be certain exceptions to this restriction for omnibus accounts and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.
 Class C Shares

.. You do not pay a sales charge when you buy Class C shares. All of your money goes to work for you right away.

.. You pay higher annual expenses than Class A shares.

.. You may pay a charge on redemptions if you sell your shares within one year of purchase.

.. Your Class C shares will not automatically convert into Class A shares. If you hold your shares for longer than eight years, you'll pay higher expenses than shareholders of other classes.

.. Investors will not be permitted to purchase $1 million or more of Class C shares as a single investment per account. There may be certain exceptions to this restriction for omnibus and other nominee accounts. Investors may want to consider the lower operating expense of Class A shares in such instances. You may pay a charge on redemptions if you redeem Class A shares within one year of purchase.


For information about the Fund's expenses, see the section "Fund Fees & Expenses" in this Prospectus.

 Certificates

Certificates will not be issued for any class of shares.

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                                                                             11

                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated

 Class A Shares

The price that you pay when you buy Class A shares (the "offering price") is their net asset value plus a sales charge (sometimes called a "front-end sales charge") which varies depending upon the size of your purchase:

                       Class A Sales Charges**
                      As a % of       As a % of
  Your Investment   offering price your investment
Less than $50,000       5.75%           6.10%
$ 50,000 - $ 99,999     4.50%           4.71%
$100,000 - $249,999     3.50%           3.63%
$250,000 - $499,999     2.50%           2.56%
$500,000 - $999,999     2.00%           2.04%
$1,000,000 or more*     0.00%           0.00%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

* For purchases of Class A shares of a Fund of $1 million or more, there is no front-end sales charge, but a CDSC of 1.00% may apply to redemptions of your shares within one year of the date of purchase. See the section "How the CDSC is Applied to Your Shares."
** Not imposed on shares that are purchased with reinvested dividends or other distributions.


If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that you obtain the proper "breakpoint" discount. It will be necessary at the time of purchase to inform the Distributor and the financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold shares, including accounts with other financial intermediaries and your family members' and other related party accounts, in order to verify your eligibility for a reduced sales charge. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to your account. Additional information concerning sales load breakpoints is available from your financial intermediary, by visiting the Fund's website at www.funds.natixis.com (click on "sales charges" at the bottom of the home page) or in the Fund's SAI.


Reducing Front-End Sales Charges

There are several ways you can lower your sales charge for Class A shares, including:

.. Letter of Intent -- By signing a Letter of Intent, you may purchase Class A shares of any Natixis Fund over a 13-month period but pay sales charges as if you had purchased all shares at once. This program can save you money if you plan to invest $100,000 or more over 13 months. Purchases of Class B and Class C shares may be used toward meeting the letter of intent.


.. Cumulative Purchase Discount -- You may be entitled to a reduced sales charge if your "total investment" reaches a breakpoint for a reduced sales charge. The total investment is determined by adding the amount of your current purchase in a Fund, including the applicable sales charge, to the current public offering price of all series and classes of shares of the Natixis
  Funds held by you in one or more accounts. If your total investment exceeds a sales charge breakpoint in the table above, the lower sales charge applies to the entire amount of your current purchase in a Fund.
.. Combining Accounts -- allows you to combine shares of multiple Natixis Funds and classes for purposes of calculating your sales charge.


   Individual Accounts: You may elect to combine your purchase(s) and your total investment, as defined above, with the purchases and total investment of your spouse, parents, children, siblings, grandparents, grandchildren, in-laws (of those previously mentioned), individual fiduciary accounts, sole proprietorships, single trust estates and any other individuals acceptable to the Distributor.

   Certain Retirement Plan Accounts: The Distributor may, in its discretion, combine the purchase(s) and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.


   In most instances, individual accounts may not be linked with certain retirement plan accounts for the purposes of calculating sales charges. SIMPLE IRA contributions will automatically be linked with those of other participants in the same SIMPLE IRA Plan (Class A shares only). SIMPLE IRA accounts may not be linked with any other Natixis Fund account for rights of accumulation. Please refer to the SAI for more detailed information on combining accounts.

The above-listed ways to reduce front-end sales charges may not apply to the Money Market Fund unless shares are purchased through an exchange from another Natixis Fund.


Eliminating Front-End Sales Charges and CDSCs

Class A shares may be offered without front-end sales charges or a CDSC to the following individuals and institutions:
.. Any government entity that is prohibited from paying a sales charge or commission to purchase mutual fund shares;

--------------------------------------------------------------------------------
12

.. Selling brokers, sales representatives, registered investment advisers, financial planners or other intermediaries under arrangements with the Distributor;

.. Fund trustees, former trustees and other individuals who are affiliated with any Natixis Fund (including the Money Market Fund) (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned);

.. Participants in certain retirement plans with at least $1 million or more in total plan assets or with 100 eligible employees;
.. Non-discretionary and non-retirement accounts of bank trust departments or trust companies only if they principally engage in banking or trust activities; and

.. Clients of an adviser or subadviser to any Natixis Fund (including the Money
  Market Fund) with investments of $25,000 or more in the Natixis Funds
.. Clients of Natixis Advisors who invest in a Natixis Fund that does not offer
  Class Y shares.


In order to receive Class A shares without a front-end sales charge or CDSC, you must notify the Fund of your eligibility at the time of purchase.

Repurchasing Fund Shares


You may apply proceeds from redeeming Class A shares of the Fund to repurchase Class A shares of any Natixis Fund without paying a front-end sales charge. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify Natixis Funds in writing (directly or through your financial representative) at the time of reinvestment that you are taking advantage of this privilege. You may reinvest your proceeds by sending a new check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences, even if the proceeds are later reinvested. Please consult your tax adviser to discuss how a redemption would affect you.


If you repurchase Class A shares of $1 million or more within 30 days after you redeem such shares, the Distributor will rebate the amount of the CDSC charged on the redemption if the Fund is notified in writing at the time of the repurchase.

Eliminating the CDSC

As long as the Distributor is notified at the time you sell, the CDSC for Class A shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.

Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 Class B Shares


The offering price of Class B shares is their net asset value, without a front-end sales charge. However, there is a CDSC on shares that you sell within six years of the date of their acquisition. The amount of the CDSC, if any, declines each year that you own your shares (except in the 3/rd/ and 4/th/ years, which have the same CDSC). The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another Natixis Fund (except the Money Market). The CDSC equals the following percentages of the dollar amounts subject to the charge:


  Class B Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    5.00%
       2nd                    4.00%
       3rd                    3.00%
       4th                    3.00%
       5th                    2.00%
       6th                    1.00%
    Thereafter                0.00%

Eliminating the CDSC


As long as the Distributor is notified at the time you sell, the CDSC for Class B shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.


Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 Class C Shares


The offering price of Class C shares is their net asset value, without a front-end sales charge. Class C shares are subject to a CDSC of 1.00% on redemptions made within one year of the date of their acquisition. The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another Natixis Fund (except the Money Market Fund).


  Class C Contingent Deferred Sales Charges
Year Since Purchase CDSC on Shares Being Sold
       1st                    1.00%
    Thereafter                0.00%

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                                                                             13

                                    [GRAPHIC]



Fund Services
How Sales Charges Are Calculated (continued)


Eliminating the CDSC


As long as the Distributor is notified at the time you sell, the CDSC for Class C shares will generally be eliminated in the following cases: (1) to make distributions from a retirement plan (a plan termination or total plan redemption may incur a CDSC); (2) to make payments through a systematic withdrawal plan; or (3) due to shareholder death or disability.


Please see the SAI for more information on eliminating or reducing front-end sales charges and CDSC.

 How the CDSC is Applied to Your Shares

The CDSC is a sales charge you pay when you redeem certain Fund shares. The
CDSC:
.. is calculated based on the number of shares you are selling;
.. is based on either your original purchase price or the current net asset value of the shares being sold, whichever is lower;
.. is deducted from the proceeds of the redemption unless you request, at the time of the redemption, that it be deducted from the amount remaining in your account; and
.. applies to redemptions made through the date of their acquisition for years one through six, as applicable.

A CDSC will not be charged on:
.. increases in net asset value above the purchase price; or .. shares you acquired by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time that you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares available to meet your request, we will sell the shares with the lowest CDSC.

 Exchanges into Shares of the Money Market Fund


If you exchange Class B or Class C shares of the Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Class B and Class C shares and conversion into Class A shares stops until you exchange back into shares of another Natixis Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


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14

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account


 To Open an Account with Natixis Funds:


1.Read this Prospectus carefully. Except to the extent otherwise permitted by the Distributor, the Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.

2.Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


                                                                   Minimum            Minimum
Type of Account                                                Initial Purchase Subsequent Purchase
Any account other than those listed below                           $2,500             $100
For shareholders participating in Natixis Funds' Investment
   Builder Program                                                  $1,000             $50*
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh
   plans using the Natixis Funds' prototype document                $1,000             $100
Coverdell Education Savings Accounts                                  $500             $100
For SIMPLE IRA** and 403(b)(7) plans using Natixis Funds'
   prototype document                                                   $0               $0


* Shareholders with accounts participating in Natixis Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 into those accounts.
** Effective January 1, 1997, the Savings Incentive Match Plan for Employees of
   Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 are subject to the same minimums as SIMPLE IRAs. Effective October 1, 2006, Natixis Funds no longer offers SIMPLE IRAs. SIMPLE IRA plans established prior to October 1, 2006 may remain active and continue to add new employees.

The Distributor, in its sole discretion, may lower investment minimums for accounts associated with wrap-fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain other defined contribution plans not using the Natixis Funds' prototype document.

3.Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.


4.Use the sections of this Prospectus that follow as your guide for purchasing shares.

 Minimum Balance Policy


The Fund, on an annual basis, may deduct a minimum balance fee of $20 for accounts that fall below the minimum amount required to establish an account, as described above. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. The valuation of account balances and the deduction of the fee generally occur during September of each calendar year, although they may occur at another date in the year. The fee will not be deducted from Fund positions opened after June 30th of the calendar year in which the fee is assessed. Certain accounts, such as Class B accounts, accounts that fall below the minimum as a result of the automatic conversion from Class B to Class A shares, accounts using a Natixis Funds' prototype document (including IRAs, Keogh plans, 403(b)(7) plans and Coverdell Education Savings Accounts) and accounts associated with defined contribution plans, are excepted from the minimum balance fee.

In its discretion, the Fund may also close an account and send the account holder the proceeds if the account falls below the minimum amount required to establish an account. It is expected that accounts maintained by intermediaries through the National Securities Clearing Corporation ("NSCC") may be liquidated rather than assessed a fee, if the account balance falls below such minimum. The valuation of account balances and the liquidation itself generally occur during October of each calendar year, although they may occur at another date in the year. Any account opened after June 30th of a calendar year will not be subject to the liquidation for that calendar year. Certain accounts, such as Class B accounts, accounts associated with wrap-fee programs or defined contribution plans are exempt from the liquidation.


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                                                                             15

                                    [GRAPHIC]



Fund Services
It's Easy to Open an Account (continued)

 Self-Servicing Your Account

Buying or selling shares is easy with the services described below:

                     Natixis Funds Personal Access Line(R)


                             800-225-5478, press 1

                             Natixis Funds Web Site

                             www.funds.natixis.com


You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
    . purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
    . review your account balance, recent transactions, Fund prices and recent performance;
    . order duplicate account statements; and . obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

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16

                                    [GRAPHIC]



Fund Services
Buying Shares


                                   Opening an Account                            Adding to an Account
 Through Your Investment Dealer
                     . Call your investment dealer for information about opening or adding to an account.
                       Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.
 By Mail
                     . Make out a check in U.S. dollars for the     . Make out a check in U.S. dollars for the
                       investment amount, payable to "Natixis         investment amount, payable to "Natixis
 [GRAPHIC]             Funds." Third party checks, "starter"          Funds." Third party checks, "starter"
                       checks and credit card convenience checks      checks and credit card convenience checks
                       will not be accepted.                          will not be accepted.
                     . Mail the check with your completed           . Complete the investment slip from an
                       application to Natixis Funds, P.O. Box         account statement or include a letter
                       219579, Kansas City, MO 64121-9579.            specifying the Fund name, your class of
                     . Shares purchased by check may not be           shares, your account number and the
                       available immediately for redemption. See      registered account name(s).
                       the section "Selling Restrictions."          . Shares purchased by check may not be
                                                                      available immediately for redemption. See
                                                                      the section "Selling Restrictions."
 By Exchange (See the section "Exchanging Shares" for more
 details.)
                     . Call your investment dealer or Natixis       . Call your investment dealer or Natixis
                       Funds at 800-225-5478 or                       Funds at 800-225-5478 or visit
 [GRAPHIC]             visit www.funds.natixis.com to 1) obtain a     www.funds.natixis.com to request an
                       current prospectus for the Fund into which     exchange.
                       you are exchanging and 2) request an
                       exchange.
 By Wire
                     . Opening an account by wire is not            . Visit www.funds.natixis.com to add shares
                       available.                                     to your account by wire. Instruct your
 [GRAPHIC]                                                            bank to transfer funds to State Street Bank
                                                                      & Trust Company, ABA# 011000028, and
                                                                      DDA #99011538.
                                                                    . Specify the Fund name, your class of
                                                                      shares, your account number and the
                                                                      registered account name(s). Your bank
                                                                      may charge you for such a transfer.
 Through Automated Clearing House ("ACH")
                     . Although you cannot open an account          . Call Natixis Funds at 800-225-5478 or
                       through ACH, you may add this feature by       visit www.funds.natixis.com to add shares
 [GRAPHIC]             selecting it on your account application.      to your account through ACH.
                     . Ask your bank or credit union whether it is  . If you have not signed up for the ACH
                       a member of the ACH system.                    system, please call Natixis Funds or visit
                                                                      www.funds.natixis.com for a Service
                                                                      Options Form. A medallion signature
                                                                      guarantee may be required to add this
                                                                      privilege.
                                                                    . Shares purchased through ACH may not
                                                                      be available immediately for redemption.
                                                                      See the section "Selling Restrictions."


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                                                                             17

                                    [GRAPHIC]



Fund Services
Buying Shares (continued)


                                  Opening an Account                          Adding to an Account
 Automatic Investing Through Investment Builder
                     . Although you cannot open an account         . If you have not signed up for Investment
                       through Investment Builder, you may add       Builder, please call Natixis Funds at
 [GRAPHIC]             this feature by selecting it on your          800-225-5478 or visit
                       application.                                  www.funds.natixis.com for a Service
                     . Ask your bank or credit union whether it is   Options Form. A medallion signature
                       a member of the ACH system.                   guarantee may be required to add this
                                                                     privilege.
                                                                   . See the section "Additional Investor
                                                                     Services."


--------------------------------------------------------------------------------
18

                                    [GRAPHIC]



Fund Services
Selling Shares

                      To Sell Some or All of Your Shares
Certain restrictions may apply. Investments made by check or through ACH may not be available immediately for redemption. See the section "Restrictions on Buying, Selling and Exchanging Shares."


 Through Your Investment Dealer
                     . Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.
 By Mail
                     . Write a letter to request a redemption. Specify the name of your fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be
 [GRAPHIC]             redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."
                     . The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                     . Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO
                       64121-9579 or by registered, express or certified mail to Natixis Funds, 330 West 9th Street,
                       Kansas City, MO 64105-1514.
                     . Your proceeds (less any applicable CDSC and/or redemption fee) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order.
 By Exchange (See the section "Exchanging Shares" for more details.)
                     . Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or by visiting www.funds.natixis.com.
 [GRAPHIC]           . Call Natixis Funds or visit www.funds.natixis.com to request an exchange.


 By Wire
                     . Complete the "Bank Information" section on your account application.
                     . Call Natixis Funds at 800-225-5478 or visit www.funds.natixis.com or indicate in your
 [GRAPHIC]             redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                     . Proceeds (less any applicable CDSC and/or redemption fee) will generally be wired on the next business day. A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire.
 Through Automated Clearing House
                     . Ask your bank or credit union whether it is a member of the ACH system.
                     . Complete the "Bank Information" section on your account application.
 [GRAPHIC]           . If you have not signed up for the ACH system on your application, please call Natixis Funds at
                       800-225-5478 or visit www.funds.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.
                     . Call Natixis Funds or visit www.funds.natixis.com to request an ACH redemption.
                     . Proceeds (less any applicable CDSC and/or redemption fee) will generally arrive at your bank within three business days.
 By Telephone
                     . Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds by mail, by wire or through ACH (see above).
 [GRAPHIC]


 By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)
                     . Call Natixis Funds at 800-225-5478 or your financial representative for more information.
                     . Because withdrawal payments may have tax consequences, you should consult your tax adviser
 [GRAPHIC]             before establishing such a plan.




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                                                                             19

                                    [GRAPHIC]



Fund Services
Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

.. your address of record has been changed within the past 30 days;

.. you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;
.. a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or .. the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public cannot provide a medallion signature guarantee. The Fund will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:
.. a financial representative or securities dealer;
.. a federal savings bank, cooperative, or other type of bank;
.. a savings and loan or other thrift institution, a credit union; or .. a securities exchange or clearing agency.


In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.


Exchanging Shares


In general, you may exchange shares of your Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC (see the sections "Buying Shares" and "Selling Shares") subject to certain restrictions noted below. For exchanges into the Money Market Fund, the holding period for determining the CDSC, if applicable, for Class B and Class C shares will stop and will resume only when an exchange into an applicable Fund occurs. The exchange must be for at least the minimum to open an account (or the total net asset value of your account, whichever is less), or at least $100 if made under the Automatic Exchange Plan (see the section "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. Please refer to the SAI for more detailed information on exchanging Fund shares.


Restrictions on Buying, Selling and Exchanging Shares

Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in a Fund. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of a Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, high yield securities, or small cap securities), may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may be detrimental to the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if

--------------------------------------------------------------------------------
20

(i) more than two exchange purchases of the Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of the Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of the Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in the Fund followed by a subsequent redemption; or (ii) there are two purchases into the Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets.


After September 1, 2007, the Fund's procedures will change. At such time, an account may be deemed to be one of a market timer if it makes two "round trips" in any Fund over a 90-day interval, as determined by the Fund. A "round trip" is a purchase (including a purchase by exchange) into a Fund followed by a redemption (including a redemption by exchange) of any amount out of the same Fund.


The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of fund shares.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

 Purchase Restrictions

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. The Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

--------------------------------------------------------------------------------
                                                                             21

                                    [GRAPHIC]



Fund Services
Restrictions on Buying, Selling and Exchanging Shares (continued)

 Selling Restrictions

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:

               Restriction              Situation
               The Fund may suspend     . When the New York
               the right of redemption    Stock Exchange (the
               or postpone payment for    "Exchange") is closed
               more than 7 days:          (other than a
                                          weekend/holiday)
                                        . During an emergency
                                        . During any other
                                          period permitted by
                                          the SEC
               The Fund reserves the    . With a notice of a
               right to suspend           dispute between
               account services or        registered owners or
               refuse transaction         death of a registered
               requests:                  owner
                                        . With
                                          suspicion/evidence of
                                          a fraudulent act
               The Fund may pay the     . When it is detrimental
               redemption price in        for the Fund to make
               whole or in part by a      cash payments as
               distribution in kind of    determined in the sole
               readily marketable         discretion of the
               securities in lieu of      adviser or subadviser
               cash or may take up to
               7 days to pay a
               redemption request in
               order to raise capital:
               The Fund may withhold    . When redemptions are
               redemption proceeds for    made within 10
               10 days:                   calendar days of
                                          purchase by check or
                                          ACH

If you hold certificates representing your shares, they must be sent with your request for it to be honored. It is recommended that certificates be sent by registered mail.

Although most redemptions are made in cash, as described in the SAI, the Fund reserves the right to redeem shares in kind.

--------------------------------------------------------------------------------
22

                                    [GRAPHIC]



Fund Services
How Fund Shares Are Priced

"Net asset value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:


Net Asset Value = Total market value of securities + Cash and other assets - Liabilities
                  -------------------------------------------------
                            Number of outstanding shares

The net asset value of Fund shares is determined according to this schedule:
.. A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in the adviser's discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if the adviser in its discretion determines that there has been enough trading in the Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, the Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value and Public Offering Price" in the SAI for more details.
.. The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
.. Requests received by the Fund after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open.*
.. A fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
* Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Fund prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Generally, Fund securities are valued as follows:
.. Equity securities -- market price or as provided by a pricing service if market price is unavailable.
.. Debt securities (other than short-term obligations) -- based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
.. Short-term obligations (remaining maturity of 60 days or less) -- amortized cost (which approximates market value).
.. Securities traded on foreign exchanges -- market price on the foreign exchange, unless the Fund believes that an occurrence after the close of that exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.
.. Options -- last sale price, or if not available, last offering price.
.. Futures -- unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.
.. All other securities -- fair market value as determined by the adviser or subadviser of the Fund pursuant to procedures approved by the Board of Trustees.

As described above, if market prices are not readily available for a security, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund

--------------------------------------------------------------------------------
                                                                             23

                                    [GRAPHIC]



Fund Services

How Fund Shares Are Priced (continued)


might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund's net asset value may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Dividends and Distributions

The Fund generally distributes most or all of its net investment income (other than capital gains) in the form of dividends. The Fund expects to distribute dividends annually. The Fund expects to distribute substantially all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Fund may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

    . Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section "Additional Investor Services."
    . Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund.

    .  Receive all distributions in cash.


For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.


Tax Consequences


Except where noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any foreign, state or local tax consequences.


The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Taxation of Distributions from the Fund. Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held (or treated as held for) one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends ("Capital Gain Dividends") will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed income securities and REITs is generally not eligible for treatment as qualified dividend income.


--------------------------------------------------------------------------------
24

Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable.

For taxable years beginning on or before December 31, 2010, long-term capital gain rates applicable to individuals have been temporarily reduced to, in general, 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets. For more information, see the SAI under "Income Dividends, Capital Gain Distributions and Tax Status."

Dividends and distributions declared by the Fund in October, November or December of one year and paid in January of the next taxable year generally are taxable in the year in which the distributions are declared, rather than the calendar year in which the distributions are received.


Sales or Exchanges of Fund Shares. The redemption, sale or exchange the Fund's shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of the Fund's shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.


Taxation of Certain Investments. The Fund's short sale transactions will generally increase the portion of the Fund's distributions taxable as ordinary income.

The Fund's investments in foreign securities may be subject to foreign withholding and other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes, except in the case of a fund that invests more than 50 percent of its assets in foreign securities, in which case shareholders may be entitled to claim such credit or deduction. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions. Because the Fund may invest in foreign securities, shareholders should consult their tax advisers about consequences of their investments under foreign laws.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Although, effective for taxable years of the Fund beginning before January 1, 2008, the Fund generally will not be required to withhold any amounts with respect to certain properly designated distributions of certain interest income and short-term capital gains, the Fund does not intend to make such designations.

Effective in respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of U.S. real property interests will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Backup Withholding. The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2010 and will be 31% for amounts paid after December 31, 2010. Backup withholding will not, however, be applied to payment that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

--------------------------------------------------------------------------------
                                                                             25

                                    [GRAPHIC]



Fund Services
Compensation to Securities Dealers



As part of its business strategies, the Fund pays securities dealers and other financial institutions (collectively, "dealers") that sell its shares. This compensation originates from two sources: sales charges (front-end or deferred) and 12b-1 fees (comprising the annual service and/or distribution fees paid under a plan adopted pursuant to Rule 12b-1 under the 1940 Act). The sales charges, some or all of which may be paid to dealers, are discussed in the section "How Sales Charges Are Calculated." Each class of Fund shares offered in this prospectus pays an annual service fee of 0.25% of its average daily net assets. In addition to a service fee, the Fund's Class B shares pay an annual distribution fee of 0.75% of their average daily net assets for 8 years (at which time they automatically convert into Class A shares). Class C shares are subject to an annual distribution fee of 0.75% of their average daily net assets. Generally, the 12b-1 fees are paid to securities dealers on a quarterly basis. The Distributor retains the first year of such fees for Class B and Class C shares. Some or all of such fees may also be paid to financial institutions that finance the payment of commissions or similar charges on Class B shares. Because these distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees for Class B and Class C shares will increase the cost of your investment and may cost you more than paying the front-end sales charge on Class A shares.


The Distributor and its affiliates may, out of their own resources, make payments to dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Fund, and other factors. These payments may also take the form of sponsorship of informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and other transfer agency-related services to dealers and intermediaries that sell Fund shares.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of a particular Fund or share class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries. Please also contact your dealer or financial intermediary for details about payments it may receive.

--------------------------------------------------------------------------------
26

                                    [GRAPHIC]



Fund Services
Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.


Investment Builder Program

This is Natixis Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."


Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund or the Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value without a front-end sales charge or CDSC on the dividend record date. Before establishing a Dividend Diversification Program into any other Natixis Fund or the Money Market Fund, please read its prospectus carefully.


Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund or the Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.


Systematic Withdrawal Plan
This plan allows you to redeem shares and receive payments from the Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of the Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."


Natixis Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.


Natixis Funds Web Site
Visit us at www.funds.natixis.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.


--------------------------------------------------------------------------------
                                                                             27

                                    [GRAPHIC]



Financial Performance


The financial highlights tables are intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.



                            Income (loss) from investment operations:     Less distributions:
                            ---------------------------------------   ---------------------------

               Net asset
                value,         Net                                    Distributions
               beginning    investment     Net realized   Total from    from net
                  of          income      and unrealized  investment    realized        Total
                period      (loss)(b)      gain (loss)    operations  capital gains distributions
               ---------    ----------    --------------  ----------  ------------- -------------

WESTPEAK 130/30 GROWTH FUND
Class A
12/31/2006      $11.81        $(0.07)         $ 1.35        $ 1.28         $--           $--
12/31/2005       11.43         (0.10)           0.48          0.38          --            --
12/31/2004       10.87         (0.02)(c)        0.58          0.56          --            --
12/31/2003        8.58         (0.08)           2.37          2.29          --            --
12/31/2002       11.93         (0.09)          (3.26)        (3.35)         --            --
Class B
12/31/2006       10.19         (0.14)           1.15          1.01          --            --
12/31/2005        9.94         (0.16)           0.41          0.25          --            --
12/31/2004        9.52         (0.09)(c)        0.51          0.42          --            --
12/31/2003        7.56         (0.13)           2.09          1.96          --            --
12/31/2002       10.61         (0.15)          (2.90)        (3.05)         --            --
Class C
12/31/2006       10.17         (0.14)           1.15          1.01          --            --
12/31/2005        9.92         (0.16)           0.41          0.25          --            --
12/31/2004        9.50         (0.09)(c)        0.51          0.42          --            --
12/31/2003        7.56         (0.13)           2.07          1.94          --            --
12/31/2002       10.60         (0.14)          (2.90)        (3.04)         --            --


(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.
(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.



--------------------------------------------------------------------------------
28

                                    Ratios to average net assets:
                                   ---------------------------

   Net asset           Net assets,                        Net
    value,     Total     end of     Gross     Net     investment   Portfolio
    end of    return     period    expenses expenses income (loss) turnover
    period   (%)(a)(e)   (000's)    (%)(f)   (%)(d)       (%)      rate (%)
   --------- --------- ----------- -------- -------- ------------- ---------

    $13.09      10.8     $47,332     1.62     1.61       (0.59)       126
     11.81       3.3      49,680     1.88      N/A       (0.84)       132
     11.43       5.2      57,420     1.89      N/A       (0.18)(c)    121
     10.87      26.7      63,380     1.93      N/A       (0.85)       107
      8.58     (28.1)     58,729     1.75      N/A       (0.84)       103
     11.20       9.9       8,599     2.38     2.36       (1.35)       126
     10.19       2.5       9,864     2.63      N/A       (1.59)       132
      9.94       4.4      12,916     2.64      N/A       (0.97)(c)    121
      9.52      25.9      16,485     2.68      N/A       (1.60)       107
      7.56     (28.8)     16,267     2.50      N/A       (1.59)       103
     11.18       9.9         758     2.38     2.36       (1.35)       126
     10.17       2.5         936     2.63      N/A       (1.59)       132
      9.92       4.4       1,013     2.64      N/A       (0.94)(c)    121
      9.50      25.7       1,174     2.68      N/A       (1.60)       107
      7.56     (28.7)        847     2.50      N/A       (1.59)       103


--------------------------------------------------------------------------------
                                                                             29

Glossary of Terms

Derivative -- A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Market capitalization -- Market price multiplied by number of shares outstanding. Whether a company is considered a "large", "medium" or "small" capitalization company for any particular fund will depend upon the company's market capitalization at the time of measurement and the index being used and/or the guidelines used by the portfolio manager.

Maturity -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net assets -- A Fund's assets minus its liabilities. With respect to a Fund that has a policy to invest 80% of its net assets in particular kinds of securities, "net assets" as used in such policies means net assets plus borrowings made for investment purposes.

Net asset value (NAV) per share -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

Price-to-book value ratio -- Current market price of a stock divided by its book value. Some firms use the inverse ratio for this calculation (i.e., book-to-price ratio).

Total return -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

--------------------------------------------------------------------------------
30

If you would like more information about the Fund, the following documents are available free upon request:
   Annual and Semiannual Reports -- Provide additional information about the Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.


 To order free copies of the Fund's annual or semiannual report or its SAI, to request other information about the Fund and to make shareholder inquiries generally, contact your financial representative, visit the Fund's website at
                   www.funds.natixis.com or call the Fund at
                                 800-225-5478

         Important Notice Regarding Delivery of Shareholder Documents:
In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.


  Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.


Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
     publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                         Washington, D.C. 20549-0102.

 Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.


Portfolio Holdings -- A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

 Natixis Distributors, L.P. ("Natixis Distributors"), and other firms selling shares of Natixis Funds are members of the National Association of Securities Dealers, Inc. ("NASD"). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program.
  The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 1-800-289-9999 or by visiting its Web site at www.NASD.com.

Natixis Distributors distributes the Natixis Funds and Loomis Sayles Funds. If you have a complaint concerning Natixis Distributors or any of its representatives or associated persons, please direct it to Natixis
Distributors, L.P., Attn: Director of Compliance, 399 Boylston Street, Boston,
                     MA 02116 or call us at 617-449-2828.


                  (Investment Company Act File No. 811-04323)


                                  XWG51-0807

[NATIXIS FUNDS LOGO]


STATEMENT OF ADDITIONAL INFORMATION -- PART I

August 1, 2007


Westpeak 130/30 Growth Fund, a series of Natixis Funds Trust I

This Statement of Additional Information contains specific information which may be useful to investors but which is not included in the Prospectus of the Westpeak 130/30 Growth Fund (the "Fund"). Certain information about the Fund and other Natixis Funds/*/ is included in Part II of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Westpeak 130/30 Growth Fund's Classes A, B, and C Prospectus, dated August 1, 2007 (the "Prospectus"), as from time to time revised or supplemented. This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from Natixis Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling Natixis Funds at 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

The Fund's financial statements and accompanying notes that appear in the Fund's annual reports are incorporated by reference into Part I of this Statement. The Fund's annual and semi-annual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

                                                                      XW33-0807

--------
/*/ Prior to August 6, 2007, the Natixis Funds family was known as IXIS Advisor Funds.

                               Table of Contents


                                                                           PAGE
PART I                                                                     ----

INVESTMENT RESTRICTIONS...................................................  iii
FUND CHARGES AND EXPENSES.................................................    v
OWNERSHIP OF FUND SHARES.................................................. viii

PART II

THE TRUST.................................................................    3
INVESTMENT STRATEGIES AND RISKS...........................................    3
TEMPORARY DEFENSIVE POSITIONS.............................................   17
PORTFOLIO TURNOVER........................................................   17
PORTFOLIO HOLDINGS INFORMATION............................................   17
MANAGEMENT OF THE TRUST...................................................   18
INVESTMENT ADVISORY AND OTHER SERVICES....................................   27
PORTFOLIO MANAGEMENT INFORMATION..........................................   34
PORTFOLIO TRANSACTIONS AND BROKERAGE......................................   36
DESCRIPTION OF THE TRUSTS.................................................   37
VOTING RIGHTS.............................................................   38
SHAREHOLDER AND TRUSTEE LIABILITY.........................................   39
HOW TO BUY SHARES.........................................................   39
REDEMPTIONS...............................................................   39
SHAREHOLDERS SERVICES.....................................................   42
NET ASSET VALUE...........................................................   47
REDUCED SALES CHARGES.....................................................   48
TAXES.....................................................................   51
PERFORMANCE INFORMATION...................................................   56
FINANCIAL STATEMENTS......................................................   57

                            INVESTMENT RESTRICTIONS


   The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Natixis Funds Trust I's Board of Trustees. Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


Westpeak 130/30 Growth Fund

The Fund may not:


(1) With respect to 75% of its total assets, purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government securities")) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

*(2) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry).


(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions or borrowing securities in connection with short sales are not considered the purchase of a security on margin.)


(4) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or with respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.


*(5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes.

(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral and pledging arrangements with respect to short sales, options, futures contracts and options on future contracts and other derivative instruments and with respect to initial and variation margin are not deemed to be a pledge of assets.)

*(7) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities.

*(8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing.)

*(9) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

(10) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with the Fund's adviser or subadviser or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

(11) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities or securities indexes and (b) enter into currency forward contracts.


+(12) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities and certain
      Section 4(2) commercial paper deemed to be liquid under guidelines established by Natixis Funds Trust I's trustees).

*(13) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing permitted by restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of Natixis Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)


   The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction
(12) above.

   Restriction (13) shall be interpreted based upon no-action letters and other pronouncements of the SEC or its Staff. Under current pronouncements, certain Fund positions are excluded from the definition of "senior security" so long as the Fund maintains adequate cover, segregation of assets or otherwise.

                           FUND CHARGES AND EXPENSES

ADVISORY FEES


   Pursuant to an advisory agreement, Natixis Asset Management Advisors, L.P., ("Natixis Advisors") has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of Westpeak 130/30 Growth Fund and to provide a range of administrative services to the Fund.

   For the services described in the advisory agreement, the Fund has agreed to pay Natixis Advisors an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable directly by the Fund to its subadviser pursuant to a subadvisory agreement:



                                         Advisory fee payable by Fund to
                                Date of  Natixis Advisors (as a % of average
Fund                           Agreement  daily net assets of the Fund)
----                           --------- -----------------------------------
Westpeak 130/30 Growth Fund    10/30/00  0.75%   of the first $200 million
                                         0.70%   of the next $300 million
                                         0.65%   of amounts in excess of
                                                   $500 million



Natixis Advisors has given a binding undertaking (for all classes of the Fund) to reduce its advisory fee, and if necessary, to bear certain expenses, exclusive of acquired fund fees and expenses, brokerage expenses incurred in connection with long positions, interest expense, substitute dividend expenses on securities sold short, taxes and organizational and extraordinary expense, associated with the Fund, to the extent necessary to limit the Fund's expenses to the annual rates indicated below. The undertaking will be binding on Natixis Advisors for the period August 1, 2007 to April 30, 2008, and is reevaluated on an annual basis. Natixis Advisors will be permitted to recover, on a class by class basis, expenses it has borne through the undertaking described above to the extent the Fund's expenses in later periods fall below the annual rate set forth in the relevant undertaking. The Fund will not be obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.



Fund                                     Expense Limit Date of Undertaking
----                                     ------------- -------------------
Westpeak 130/30 Growth Fund                               August1, 2007
Class A                                      1.65%
Class B                                      2.40%
Class C                                      2.40%


SUBADVISORY FEES


   The advisory agreement between Natixis Advisors and the Fund provides that Natixis Advisors may delegate its responsibilities thereunder to other parties. Pursuant to a separate subadvisory agreement, Natixis Advisors has delegated its portfolio management responsibilities to Westpeak Global Advisors, L.P. ("Westpeak"). For the services described in the subadvisory agreement, the Fund has agreed to pay Westpeak a subadvisory fee at the annual rate set forth in the following table:


                                Date of   Subadvisory fee payable to Subadviser (as
                              Subadvisory a % of average daily net assets of the
Fund               Subadviser  Agreement               Fund)
----               ---------- ----------- -----------------------------------------
Westpeak 130/30     Westpeak   10/30/00   0.40%      of the first $200 million
Growth Fund                               0.35%      of the next $300 million
                                          0.30%      of amounts in excess of
                                                     $500 million

   For the last three fiscal years, the following table shows the total advisory fees (including subadvisory fees) paid by the Fund and of these amounts, the total paid to Natixis Advisors and the total paid to the Fund's subadviser:


WESTPEAK 130/30 GROWTH FUND


                                                     2004     2005     2006
                                                   -------- -------- --------
Total Advisory Fee                                 $557,319 $485,338 $433,385
Natixis Advisors/1/
   Total Paid                                      $262,082 $226,489 $202,246
Westpeak/2/
   Total Paid                                      $297,237 $258,849 $231,139

--------

/1/ Natixis Advisors assumed expenses of $0, $0 and $4,597 for the years ended December 31, 2004, 2005 and 2006, respectively.

/2/ Westpeak assumed expenses of $0, $0 and $5,253 for the years ended December 31, 2004, 2005 and 2006, respectively.

   For more information about the Fund's advisory and subadvisory agreements, see "Investment Advisory and other Services" in Part II of this Statement.

BROKERAGE COMMISSIONS

   Set forth below are the amounts the Fund paid in brokerage commissions and the amount of brokerage transactions allocated to brokers providing research services during the last three fiscal years.

   For a description of how transactions in portfolio securities are effected and how the Fund's adviser or subadviser select brokers, see the section entitled "Portfolio Transactions and Brokerage" in Part II of this Statement.

Westpeak 130/30 Growth Fund

                                               2004        2005        2006
                                            ----------- ----------- -----------
Brokerage Transactions
   Allocated to brokers providing research
     services                               $28,381,308 $29,832,903 $23,683,319
Brokerage Commissions
   Total Brokerage Commissions Paid         $   174,008 $   141,957 $   113,492
   Commissions paid to Brokers providing
     research services                      $    42,304 $    34,880 $    25,910

REGULAR BROKER-DEALERS


   The table below contains the aggregate value of securities of the Fund's regular broker-dealer+ (or the parent of the regular broker-dealers) held by the Fund, if any, as of the fiscal year ended December 31, 2006.


                                                    Aggregate Value of
                                                 Securities of the Regular
                                                 Broker or Dealer (or its
Fund                      Regular Broker-Dealer    Parent) held by Fund
----                      ---------------------  -------------------------
Westpeak 130/30 Growth    Goldman Sachs Group,
Fund                      Inc.                          $2,133,045
--------
+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year;
    (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

SALES CHARGES AND 12B-1 FEES

   As explained in Part II of this Statement, the Class A, Class B and Class C shares of the Fund pay the Distributor fees under plans adopted pursuant to Rule 12b-1 under the 1940 Act ("Plans"). The following table shows the amounts of Rule 12b-1 fees paid by the Fund under the Plans during the past three fiscal years. All amounts paid under the Plans during the last fiscal year were paid as compensation to the Distributor. Compensation payable under the Plans may be paid regardless of the Distributor's expenses. The anticipated benefits to the Fund of the Plans include the ability to attract and maintain assets.

Fund                                               12/31/04 12/31/05 12/31/06
----                                               -------- -------- --------
Westpeak 130/30 Growth Fund
(Class A)                                          $147,891 $131,976 $119,496
(Class B)                                          $140,891 $109,769 $ 91,488
(Class C)                                          $ 10,655 $  9,451 $  8,375

   During the fiscal year ended December 31, 2006, the Distributor's expenses relating to the Fund's 12b-1 plans were as follows (compensation to broker-dealers excludes advanced commissions sold to a third party):

                      Advertising
                      and Printing
                     and Mailing of                                         Interest,
                      Prospectuses                                         carrying or
                     to other than  Compensation Compensation Compensation    other       Other
                        current          to       to Broker-    to Sales     finance   Distribution
Fund                  shareholders  Underwriters   Dealers     Personnel     charges      Costs      Total
----                 -------------- ------------ ------------ ------------ ----------- ------------ --------
Westpeak 130/30
Growth Fund             $15,184        $3,681      $128,201      $3,309        $0        $87,630    $238,004

                           OWNERSHIP OF FUND SHARES


   As of July 13, 2007, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Fund set forth below.



FUND      SHAREHOLDER                                               PERCENTAGE
----      --------------------------------------------------------  ----------
Westpeak 130/30 Growth Fund

(Class A) DEFERRED COMPENSATION PLAN FOR GENERAL AGENTS OF NEW        15.06%
          ENGLAND FIN
          MET LIFE SECURITIES ACCTNG
          4100 W BOY SCOUT BLVD
          TAMPA FL 33607-5740

(Class C) MG TRUST CUSTODIAN                                          15.54%
          FBO MAINSTREET CLINIC 401K
          700 17/TH/ ST STE 150
          DENVER CO 80202-3502

          J B L L EDUCATION TRUST                                     11.64%
          9 MIDDLE RD
          ESSEX MA 01929-1021

          CITIGROUP GLOBAL MARKETS INC                                7.36%
          11155 RED RUN BLVD
          OWINGS MILLS MD 21117-3256

          MLPF&S FOR THE SOLE BENEFIT OF IT'S CUSTOMERS               5.37%
          4800 DEER LAKE DR EAST-2/ND/ FL
          JACKSONVILLE FL 32246-6484

[Natixis Funds Logo]


Statement of Additional Information -- PART II
August 1, 2007 for:


NATIXIS FUNDS TRUST I
Westpeak 130/30 Growth Fund ("130/30 Growth Fund" or the "Fund"), series of Natixis Funds Trust I (the "Trust")

This Statement of Additional Information contains information which may be useful to investors but which is not included in the Prospectus of the Fund. Certain data applicable to the Fund is found in Part I of this Statement of Additional Information (together with this document, the "Statement"). This Statement is not a prospectus and is authorized for distribution only when accompanied by or preceded by the Fund's Classes A, B and C Prospectus (the "Prospectus"). Investors may obtain the Prospectus without charge from Natixis Funds/*/, P.O. Box 219579, Kansas City, MO 64121-9579, by calling Natixis Funds at 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

The Fund's financial statements and accompanying notes that appear in the Fund's annual reports are incorporated by reference into this Statement of Additional Information. The Fund's annual and semi-annual reports contain additional performance information and are available upon request and without charge by calling 800-225-5478 or by visiting the Fund's website at www.funds.natixis.com.

                                                                     XW332-0807

--------
* Prior to August 6, 2007, the Natixis Funds family was known as IXIS Advisor Funds.

                               Table of Contents
                                    Part II


THE TRUST..................................................................  3
INVESTMENT STRATEGIES AND RISKS............................................  3
TEMPORARY DEFENSIVE POSITIONS.............................................. 17
PORTFOLIO TURNOVER......................................................... 17
PORTFOLIO HOLDINGS INFORMATION............................................. 17
MANAGEMENT OF THE TRUST.................................................... 18
INVESTMENT ADVISORY AND OTHER SERVICES..................................... 27
PORTFOLIO MANAGEMENT INFORMATION........................................... 34
PORTFOLIO TRANSACTIONS AND BROKERAGE....................................... 36
DESCRIPTION OF THE TRUST................................................... 37
VOTING RIGHTS.............................................................. 38
SHAREHOLDER AND TRUSTEE LIABILITY.......................................... 39
HOW TO BUY SHARES.......................................................... 39
REDEMPTIONS................................................................ 39
SHAREHOLDERS SERVICES...................................................... 42
NET ASSET VALUE............................................................ 47
REDUCED SALES CHARGES...................................................... 48
TAXES...................................................................... 51
PERFORMANCE INFORMATION.................................................... 56
FINANCIAL STATEMENTS....................................................... 57

                                   THE TRUST


   Natixis Funds Trust I is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985, as amended and restated on June 2, 2005, and is a "series" company as described in Section 18(f)(2) of the Investment Company Act of 1940 (the "1940 Act"). Each series of the Trust is diversified. The name of the Trust has changed several times since its organization as noted below:



Trust Name                                         Date
----------                                         ----
The New England Life Government Securities Trust   June 1985 to August 1986
The New England Funds                              September 1986 to March 1994
New England Funds Trust I                          April 1994 to December 2000
Nvest Funds Trust I                                January 2000 to April 2001
CDC Nvest Funds Trust I                            May 2001 to April 2005
IXIS Advisor Funds Trust I                         May 2005 to August 2007
Natixis Funds Trust I                              August 2007 to present



   Natixis Funds Trust I has eight (8) separate portfolios. Information about portfolios other than the Fund may be found in other statements of additional information. Westpeak 130/30 Growth Fund, one of these portfolios, was organized in 1992, commenced operations on August 3, 1992, and implemented its current investment strategy on August 1, 2007. The Fund, which was formerly known as Westpeak Capital Growth Fund, changed its name to Westpeak 130/30 Growth Fund on August 1, 2007.


                        INVESTMENT STRATEGIES AND RISKS

Investment Restrictions

   The following is a list of certain investment strategies, including particular types of securities or instruments or specific practices, that may be used by the Fund's subadviser in managing the Fund. The Fund's primary strategies are detailed in its Prospectus. The list of securities or other instruments under each category below is not intended to be an exclusive list of securities for investments and practices for instrument, and unless a strategy, practice or security is specifically prohibited by the investment restrictions listed in the prospectus, under "Investment Restrictions" in Part I of this Statement, or under applicable law, the Fund may engage in each of the strategies and invest in each security and instrument listed below. The adviser may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specifically enumerated under each category. However, the Fund is not required to engage in a particular transaction or invest in any security or instrument even if to do so might benefit the Fund. The adviser or subadviser may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. The adviser or subadviser may invest in any security that falls under the specific category including securities that are not listed below.

 Fund                           Securities              Practices
 ----                           ----------              ---------

 Westpeak 130/30 Growth Fund    Debt Securities         Initial Public
                                (Investment Grade       Offerings
                                Fixed Income            Reverse Repurchase
                                Securities, Zero-Coupon Agreements
                                Securities,             Illiquid Securities
                                Convertible             Futures Contracts
                                Securities, U.S.        Options
                                Government Securities)  Swap Contracts
                                Equity Securities       Short Sales
                                (Investment
                                Companies)
                                Foreign Securities
                                (Bonds, Depositary
                                Receipts,
                                Supranational
                                Entities, Currency
                                Hedging Transactions)

Investment Strategies

TYPES OF SECURITIES

Debt Securities

The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero-coupon securities, do not pay interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities and mortgage and other asset-backed securities. Debt securities include a broad array of short, medium and long-term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the securities, as well as the obligation to repay the principal amount of the security at maturity.


Risks. Debt securities are subject to market risk and credit risk. Credit risk relates to the ability of the issuer to make payments of principal and interest and includes the risk of default. Sometimes, an issuer may make these payments from money raised through a variety of sources, including, with respect to issuers of municipal securities, (i) the issuer's general taxing power, (ii) a specific type of tax such as a property tax, or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by general economic conditions, issues specific to the issuer, litigation, legislation or other political events, the bankruptcy of the issuer, war, natural disasters, terrorism or other major events. U.S. Government securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate and municipal debt securities. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of debt securities falls when market rates of interest are rising.) Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay the Fund the principal on the security before it is due, thus depriving the Fund of a favorable stream of future interest payments.


Because interest rates vary, it is impossible to predict the income of the Fund's investment in debt securities for any particular period. Fluctuations in the value of the Fund's investments in debt securities will cause the Fund's net asset value to increase or decrease.

Convertible Securities

   The Fund may invest in convertible securities, which include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. Convertible securities are generally subject to the same risks as non-convertible fixed income securities, but usually provide a lower yield than comparable fixed-income securities. Many convertible securities are relatively illiquid.

Fixed Income Securities

   The Fund may invest in fixed income securities. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the Fund's income of for any particular period. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

   Investment Grade Fixed Income Securities To be considered investment grade quality, at least one major rating agency (such as Fitch, Moody's or Standard & Poor's) must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, the Fund's adviser or subadviser must have determined it to be of comparable quality.

U.S. Government Securities


   The Fund may invest in some or all of the following U.S. Government securities:

    . U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

    . U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 30 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. Government.


    . Treasury Inflation-Protected Securities ("TIPS") - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

    . "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Rural Housing Service or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.


    . "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

    . "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Risks. U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. Government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. Government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.


   The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Zero-Coupon Securities

   The Fund may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986 (as amended, the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell such securities at such time.

Equity Securities

   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stocks and securities exercisable for, or convertible into, common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock), and other equity like interests in an entity. Equity securities may take the form of stock in a corporation, limited partnership interests, interests in limited liability companies, real estate investment trusts (REITs) or other trusts and other similar securities. Common stocks represent an equity or ownership interest in an issuer. Preferred stocks represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over holders of preferred stock, whose claims take precedence over the claims of those who own common stock.

   While offering greater potential for long-term growth, equity securities generally are more volatile and more risky than some other forms of investment, particularly debt securities. Therefore, the value of your investment in the Fund that invests in equity securities may sometimes decrease. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities may be more difficult to sell under some market conditions.

Market Capitalizations The Fund may invest in companies with medium or large market capitalizations. The market capitalization range allowable for the Fund's investment is defined in reference to the Fund's benchmark. Large capitalization companies are generally large companies that have been in existence for a number of years and are well established in their market. Mid capitalization companies are generally medium size companies that are not as established as large capitalization companies and may be more volatile.

Depositary Receipts

The Fund may invest in foreign equity securities by purchasing "depositary receipts." Depositary receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depositary receipts can be either "sponsored" or "unsponsored." Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying equity securities and, therefore, less information about the issuer of the underlying equity securities may be available and price may be more volatile than sponsored depositary receipts. American Depositary Receipts ("ADRs") are depositary receipts that are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") are depositary receipts that are typically issued by foreign banks or trust companies which evidence ownership of underlying securities issued by either a foreign or United States corporation. All depositary receipts, including those denominated in U.S. dollars, will be subject to foreign currency exchange risk.

Foreign Currency Transactions

   The Fund may engage in currency transactions. Most foreign securities in the Fund's portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

   The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

   To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or other liquid assets eligible for purchase by the Fund either "earmarked" on the Fund's records or in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency transactions may be limited by tax considerations. The adviser or subadviser may decide not to engage in currency transactions and there is no assurance that any currency strategy used by the Fund will succeed. In addition, suitable currency transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures Contracts", "Options" and "Swap Contracts" below.

Foreign Securities

   The Fund may invest in foreign securities. In addition to the risk associated with investing in securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars and the time such expenses or obligations are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

Investment Companies

   The Fund may invest in other investment companies. Investment companies, including companies such as "iShares," "SPDRs" and "VIPERs," are essentially pools of securities. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as investment advisory fees and operating expenses. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. As an investor in another investment company, the Fund will bear its ratable share of the investment company's expenses, including advisory fees, and the Fund's shareholders will bear such expenses indirectly, in addition to similar fees and expenses of the Fund.

   Despite the possibility of greater fees and expenses, investment in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when the Fund's adviser or subadviser desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Supranational Entities

   The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described below under "Foreign Currency."

Money Market Instruments

   The Fund may seek to minimize risk by investing in money market instruments, which are high-quality, short-term securities. Although changes in interest rates can change the market value of a security, the Fund expects those changes to be minimal with respect to these securities, which are often purchased for defensive purposes.

   Money market obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

TYPES OF PRACTICES

Derivative Instruments

   The Fund may, but is not required to, use a number of derivative instruments for risk management purposes or its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Fund's adviser or subadviser may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. In addition, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. Examples of derivative instruments that the Fund may use include options contracts, futures contracts, options on futures contracts, zero-strike warrants and options, swap agreements and debt-linked and equity-linked securities.

Futures Contracts

   The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount.

   When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or decreases. At the end of each trading day, the amount of such increase and decreases is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." If the Fund has a long position in a futures contract it will designate on the Fund's records or establish a segregated account with the Fund's custodian containing cash or liquid securities eligible for purchase by the Fund equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, the Fund will designate on the Fund's records or establish a segregated account with the custodian with cash or liquid securities eligible for purchase by the Fund that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts. For futures contracts which are contractually required to settle in cash (rather than by delivery of the underlying security or commodity), the Fund may designate or segregate liquid assets in an amount equal to the Fund's daily marked-to-market obligation of such contract.

Illiquid Securities

   The Fund may purchase illiquid securities. Illiquid securities are those that are not readily resalable, which may include securities whose disposition is restricted by federal securities laws. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time at approximately the price at which the Fund values the security. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

Options

   The Fund may purchase options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on futures contracts traded in the United States may only be traded on a U.S. board of trade licensed by the Commodity Futures Trading Commission (the "CFTC").

A call option on a futures contract written by the Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities eligible for purchase by the Fund is designated on the Fund's records or placed in a segregated account with its custodian.

A put option on a futures contract written by the Fund, or a put option on a security written by the Fund, is covered if the Fund maintains cash or liquid securities eligible for purchase by the Fund with a value equal to the exercise price either in a segregated account with the Fund's custodian, or designated on the Fund's records, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the assets used to cover the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; and the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities. Conversely, writing a call option limits the opportunity for gain on the securities under the option.

Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e., a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

As an alternative to purchasing call and put options on index futures, the Fund may purchase or sell call or put options on the underlying indices themselves. Such options would be used in a manner similar to the use of options on index futures.

The Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, the Fund may buy put options on the foreign currency. If the value of the currency declines, the Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Fund could sustain losses on transactions in foreign currency options that would require the Fund to forego a portion or all of the benefits of advantageous changes in those rates.

The Fund may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities be offset at least in part by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

All call options written by the Fund on foreign currencies will be covered. A call option written on a foreign currency by the Fund is covered if the Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash or liquid securities eligible to be purchased by the Fund in a segregated account with the Fund's custodian or designated on the Fund's records. For this purpose, a call option is also considered covered if the Fund owns securities denominated in (or which trade principally in markets where settlement occurs in the same currency, which securities are readily marketable, and the Fund maintains in a segregated account with its custodian cash or liquid securities eligible to be purchased by the Fund in an amount that at all times at least equals the excess of (x) the amount of the Fund's obligation under the call option over (y) the value of such securities.

    . Swap Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury securities). The Fund will maintain at all times in a segregated account with its custodian or designated on the Fund's records cash or liquid securities eligible to be purchased by the Fund in amounts sufficient to satisfy its obligations under swap contracts.

Risks. The use of futures contracts, options and swap contracts involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

Options, futures and swap contracts fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options, futures or swaps for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging. The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the relevant markets. If the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. One such distortion stems from the fact that all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Another market distortion results from the deposit requirements in the futures market being less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. A third distortion is caused by the fact that trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

An exchange-traded option may be closed out only on a national securities or commodities exchange, which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Because the specific procedures for trading foreign stock index futures on futures exchanges are developing, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the Fund purchases foreign stock index futures.

The successful use of transactions in futures and options depends in part on the ability of the adviser or subadviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate perfectly with price movements and/or movements of the relevant indices in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-counter Options The Fund may enter into over-the-counter options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

The staff of the SEC has taken the position that over-the-counter options on U.S. Government securities and the assets used as cover for written over-the-counter options on U.S. Government securities should generally be treated as illiquid securities for purposes of the Fund's investment restrictions relating to illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government securities is the other party to an option contract in U.S. Government securities written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which the formula price exceeds any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

Economic Effects and Limitations. Income earned by the Fund from its hedging activities generally will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if the Fund is permitted to use tax-exempt bonds for that purpose.


The Fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, and, therefore, such person is not subject to regulation or registration as a pool operator under the Commodity Exchange Act.


Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are constantly changing. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Repurchase Agreements


   The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and
(iii) inability to enforce rights and the expenses involved in the attempted enforcement.


Reverse Repurchase Agreements

   The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

Short Sales

In short sales transactions, the Fund sells a security it may not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund borrows the security to make delivery to the buyer. In closing out its short position, the Fund is obligated to replace the security so borrowed either by delivering the security that it holds in its portfolio or by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale. In addition, in a "naked" short sale, the seller does not borrow or arrange to borrow the securities in time to make delivery to the buyer.


While a short sale is made by selling a security the seller does not own, the Fund may also sell securities short "against the box," that is: (1) enter into short sales of securities that the Fund currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open.

In a short sale against the box, the Fund does not deliver from its portfolio securities sold and does not receive immediately the proceeds from the short sale. Just as it does in a short sale of securities it does not own, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must designate on its records or deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. As described above, the Fund may also close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales against the box may protect the Fund against risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend on the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.


Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

Risks. Short sale transactions involve certain risks. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in the Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the subadviser's research and the management team's investment decisions.


If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and designated as segregated assets in connection with short sales.

Short sales also involve other costs. The Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, the Fund may be required to pay a premium. The Fund will pay a fee to its broker and also will incur other transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses the Fund may be required to pay in connection with the short sale. Realized gains from short sales are typically treated as short-term gains/losses.


The risks associated with short sales are particularly pronounced for the Fund because it typically holds short positions equal to approximately 30% of its net assets.

Short-Term Trading

   The Fund may, consistent with their investment objectives, engage in portfolio trading in anticipation of, or in response to, changing economic or market conditions and trends. These policies may result in higher turnover rates in the Fund's portfolio, which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the adviser's or subadviser's investment discretion in managing the Fund's assets. The Fund anticipates that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

                         TEMPORARY DEFENSIVE POSITIONS

The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Fund's adviser and subadviser may employ a temporary defensive strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

                              PORTFOLIO TURNOVER

   The Fund's portfolio turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year in each case excluding securities having maturity dates at acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return.

   Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when an adviser or subadviser believes that portfolio changes are appropriate.

                        PORTFOLIO HOLDINGS INFORMATION


   The Fund has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Trust's Board of Trustees. Generally, portfolio holdings information will not be disclosed until it is first posted on the Fund's website at www.funds.natixis.com. Generally, full portfolio holdings information will not be posted until it is aged for at least 30 days. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Fund may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.


   The Board of Trustees has approved exceptions to the general policy on the sharing of portfolio holdings information as in the best interests of the Fund:

     (1) Disclosure of portfolio holdings posted on the Fund's website provided that information is shared no sooner than the next day following the day on which the information is posted.

     (2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Fund, its principal underwriter or an affiliate of the Fund's principal underwriter. Entities that receive information pursuant to this exception include Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end) and FactSet (daily disclosure of full portfolio holdings, provided the next business day);

     (3) Disclosure to SG Constellation, as part of the Class B Share Financing Program and subject to an agreement to protect the confidentiality and limit the use of the information except for the purposes provided (full portfolio holdings provided weekly);


     (4) Disclosure to Broadridge Financial Solutions, Inc. (formerly ADP Investor Communication Services, Inc.) as part of the proxy voting recordkeeping services provided to the Fund, and to vendors that provide proxy services, including proxy voting administration and research services, to the Fund's advisers and subadvisers (portfolio holdings of issuers as of record date for shareholder meetings);

     (5) Disclosure to employees of the Fund's adviser, subadviser, principal underwriter, administrator, custodian, fund accounting agent and independent accountant, as well as to broker dealers executing portfolio transactions for the Fund, provided that such disclosure is made for bona fide business purposes. Such disclosure will be subject to appropriate confidentiality conditions, which may include confidentiality conditions implied by the nature of the relationship with such providers or required by fiduciary or regulatory principles; and


     (6) Other disclosures made for non-investment purposes, but only if approved in writing in advance by an officer of the Fund. Such exceptions will be reported to the Board of Trustees.

   With respect to (6) above, approval will be granted only when the officer determines that the Fund has a legitimate business reason for sharing the portfolio holdings information and the recipients are subject to a duty of confidentiality, including a duty not to trade on the information. As of the date of this SAI, the only entity that receives information pursuant to this exception is GCom2 (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Fund's semiannual financial statements, quarterly Form N-Q filing and other related items. The Trust's Board of Trustees exercises oversight of the disclosure of the Fund's portfolio holdings by reviewing, on a quarterly basis, persons or entities receiving such disclosure. Notwithstanding the above, there is no assurance that the Fund's policies on the sharing of portfolio holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.


   Other registered investment companies that are advised or subadvised by the Fund's adviser or subadviser may be subject to different portfolio holdings disclosure policies, and neither the Fund's adviser nor the Fund's Board of Trustees exercises control over such policies or disclosure. In addition, separate account clients of the Fund's adviser and subadviser have access to their portfolio holdings and are not subject to the Fund's portfolio holdings disclosure policies. Some of the funds that are advised or sub-advised by the Fund's adviser or subadviser and some of the separate accounts managed by them have investment objectives and strategies that are substantially similar or identical to those of the Fund, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as the Fund.


   In addition, any disclosures of portfolio holdings information by the Fund or its adviser must be consistent with the anti-fraud provisions of the federal securities laws, the Fund's and the adviser's fiduciary duty to shareholders, and the Fund's code of ethics. The Fund's policies expressly prohibit the sharing of portfolio holdings information if the Fund, its adviser and/or subadviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term "consideration" includes any agreement to maintain assets in the Fund or in other funds or accounts managed by the Fund's adviser and/or subadviser or by any affiliated person of the adviser and/or subadviser.

                            MANAGEMENT OF THE TRUST

   The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

Trustees and Officers


   The table below provides certain information regarding the trustees and officers of Natixis Funds Trust I. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" as defined in the 1940 Act of the Trust. In certain circumstances, Trustees are also required to have no direct or indirect financial interest in the approval of a matter being voted on in order to be considered "independent" for the purposes of the requisite approval. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the Trust. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.



                       Position(s) Held with the Trust,                               Number of Portfolios in Fund
                          Length of Time Served and        Principal Occupation(s)        Complex Overseen***
Name and Date of Birth         Term of Office*              During Past 5 Years**     and Other Directorships Held
---------------------- -------------------------------- ----------------------------- -----------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr.        Trustee since 1984        Douglas Dillon Professor and               37
(3/23/40)                                               Director of the Belfer Center  Director, Taubman Centers,
                             Contract Review and        for Science and International Inc. (real estate investment
                             Governance Committee       Affairs, John F. Kennedy                 trust)
                                    Member              School of Government,
                                                        Harvard University

Charles D. Baker              Trustee since 2005        President and Chief Executive              37
(11/13/56)                                              Officer, Harvard Pilgrim                  None
                             Contract Review and        Health Care (health plan)
                             Governance Committee
                                    Member

Edward A. Benjamin            Trustee since 2003        Retired                                    37
(5/30/38)                                                                                         None
                           Chairman of the Contract
                            Review and Governance
                                  Committee

Daniel M. Cain                Trustee since 1996        President and Chief Executive              37
(2/24/45)                                               Officer, Cain Brothers &      Director, Sheridan Healthcare
                            Chairman of the Audit       Company, Incorporated           Inc. (physician practice
                                  Committee             (investment banking)                   management)

                                                                                      Trustee, Lexington Strategic
                                                                                        Asset Corporation (realty
                                                                                            investment trust)

                       Position(s) Held with the Trust,                                Number of Portfolios in Fund
                          Length of Time Served and        Principal Occupation(s)         Complex Overseen***
Name and Date of Birth         Term of Office*              During Past 5 Years**      and Other Directorships Held
---------------------- -------------------------------- ------------------------------ -----------------------------
  Richard Darman              Trustee since 1996        Partner, The Carlyle Group                  37
  (5/10/43)                                             (investments); formerly,
                             Contract Review and        Professor, John F. Kennedy       Director and Chairman of
                             Governance Committee       School of Government,             Board of Directors, AES
                                    Member              Harvard University              Corporation (international
                                                                                              power company)

  Jonathan P. Mason           Trustee since 2007        Chief Financial Officer, Cabot              37
  (8/30/58)                                             Corp. (specialty chemicals);
                            Audit Committee Member      formerly, Vice President and               None
                                                        Treasurer, International Paper
                                                        Company; formerly, Chief
                                                        Financial Officer, Carter Holt
                                                        Harvey (forest products)

  Sandra O. Moose        Chairperson of the Board of    President, Strategic Advisory               37
  (2/17/42)              Trustees since November 2005   Services (management
                                                        consulting); formerly, Senior        Director, Verizon
                              Trustee since 1984        Vice President and Director,          Communications;
                                                        The Boston Consulting Group,
                        Ex officio member of the Audit  Inc. (management consulting)      Director, Rohm and Haas
                            Committee and Contract                                          Company (specialty
                            Review and Governance                                               chemicals);
                                  Committee
                                                                                         Director, AES Corporation
                                                                                       (international power company)

  Cynthia L. Walker           Trustee since 2005        Executive Dean for                          37
  (7/25/56)                                             Administration (formerly,
                            Audit Committee Member      Dean for Finance and CFO),                 None
                                                        Harvard Medical School

                       Position(s) Held with the Trust,                                 Number of Portfolios in Fund
                          Length of Time Served and         Principal Occupation(s)         Complex Overseen***
Name and Date of Birth         Term of Office*               During Past 5 Years**      and Other Directorships Held
---------------------- -------------------------------- ------------------------------- ----------------------------
INTERESTED TRUSTEES

Robert J. Blanding/1/         Trustee since 2003        President, Chairman, Director,               37
(4/14/47)                                               and Chief Executive Officer,                None
555 California Street                                   Loomis, Sayles & Company,
San Francisco, CA                                       L.P.; President and Chief
94104                                                   Executive Officer - Loomis
                                                        Sayles Funds I; Chief
                                                        Executive Officer- Loomis
                                                        Sayles Trust II

John T. Hailer/2/         President, Chief Executive    President and Chief Executive                37
(11/23/60)              Officer and Trustee since 2000  Officer, Natixis Asset                      None
                                                        Management Advisors, L.P.,
                                                        Natixis Distributors, L.P. and
                                                        Natixis Global Associates,
                                                        Inc.; Executive Vice President,
                                                        Loomis Sayles Funds I;
                                                        President and Chief Executive
                                                        Officer, Natixis Cash
                                                        Management Trust, Natixis
                                                        Funds Trust I, Natixis Funds
                                                        Trust II, Natixis Funds Trust
                                                        III and Natixis Funds Trust IV

--------
* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term.

** Each person listed above, except as noted, holds the same position(s) with the Trust. Previous positions during the past five years with Natixis Distributors, L.P. (the "Distributor"), Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), or Loomis, Sayles & Company, L.P. are omitted if not materially different from a trustee's or officer's current position with such entity.
*** The trustees of the Trust serve as trustees of a fund complex that includes all series of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The number of portfolios overseen does not include AEW Real Estate Income Fund, which liquidated on April 13, 2007.
/1/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trust:
      President, Chairman, Director and Chief Executive Officer of Loomis
      Sayles.
/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of Natixis Distribution Corporation ("Natixis Distribution Corporation"); and President and Chief Executive Officer of Natixis Advisors, Natixis Global Associates, L.P. and the Distributor.

Officers of the Trust
---------------------
                              Position(s) Held        Term of Office and Length      Principal Occupation(s)
Name and Date of Birth         with the Trust              of Time Served*             During Past 5 Years
---------------------- ------------------------------ -------------------------- -------------------------------
 Coleen Downs Dinneen  Secretary, Clerk and Chief     Since September 2004       Senior Vice President, General
 (12/16/60)            Legal Officer                                             Counsel, Secretary and Clerk
                                                                                 (formerly, Deputy General
                                                                                 Counsel, Assistant Secretary
                                                                                 and Assistant Clerk), Natixis
                                                                                 Distribution Corporation,
                                                                                 Natixis Distributors, L.P. and
                                                                                 Natixis Asset Management
                                                                                 Advisors, L.P.

 Michael C. Kardok     Treasurer, Principal Financial Since October 2004         Senior Vice President, Natixis
 (7/17/59)             and Accounting Officer                                    Asset Management Advisors,
                                                                                 L.P. and Natixis Distributors,
                                                                                 L.P.; formerly, Senior
                                                                                 Director, PFPC Inc.

 John E. Pelletier     Chief Operating Officer        Since September 2004       Executive Vice President and
 (6/24/64)                                                                       Chief Operating Officer
                                                                                 (formerly, Senior Vice
                                                                                 President, General Counsel,
                                                                                 Secretary and Clerk), Natixis
                                                                                 Distributors, L.P. and Natixis
                                                                                 Asset Management Advisors,
                                                                                 L.P.; Executive Vice President
                                                                                 and Chief Operating Officer
                                                                                 (formerly, Senior Vice
                                                                                 President, General Counsel,
                                                                                 Secretary and Clerk), Natixis
                                                                                 Distribution Corporation.

 Russell L. Kane       Chief Compliance Officer;      Chief Compliance Officer,  Chief Compliance Officer for
 (7/23/69)             Assistant Secretary; Anti-     since May 2006; Assistant  Mutual Funds, Senior Vice
                       Money Laundering Officer       Secretary since June 2004; President, Deputy General
                                                      Anti-Money Laundering      Counsel, Assistant Secretary
                                                      Officer since April 2007   and Assistant Clerk, Natixis
                                                                                 Distributors, L.P. and Natixis
                                                                                 Asset Management Advisors,
                                                                                 L.P.; Vice President, Associate
                                                                                 General Counsel, Assistant
                                                                                 Secretary and Assistant Clerk,
                                                                                 Natixis Distribution
                                                                                 Corporation; formerly, Senior
                                                                                 Counsel, Columbia
                                                                                 Management Group.

--------
* Each officer of the Trusts serves for an indefinite term in accordance with their current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

** Each person listed above, except as noted, holds the same position(s) with the Natixis Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, Natixis Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.


Standing Board Committees

   The trustees have delegated certain authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Contract Review and Governance Committee of the Trust consists solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser and the Trust, and governance matters relating to the Trust. During the fiscal year ended December 31, 2006, this Committee held five meetings.


   The Contract Review and Governance Committee also makes nominations for independent trustee membership on the Board of Trustees when necessary and considers recommendations from shareholders of the Fund that are submitted in accordance with the procedures by which shareholders may communicate with the Board of Trustees. Pursuant to those procedures, shareholders must submit a recommendation for nomination in a signed writing addressed to the attention of the Board of Trustees, c/o Secretary of the Funds, Natixis Asset Management Advisors, L.P., 399 Boylston Street, Boston, MA 02116. This written communication must (i) be signed by the shareholder, (ii) include the name and address of the shareholder, (iii) identify the Fund(s) to which the communication relates, and (iv) identify the account number, class and number of shares held by the shareholder as of a recent date or the intermediary through which the shares are held. The recommendation must contain sufficient background information concerning the trustee candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include
(i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund). A recommendation for trustee nomination shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the recommendation shall be considered stale and discarded.

   The Audit Committee of the Trust consists solely of Independent Trustees and considers matters relating to the scope and results of the Trust's audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended December 31, 2006, this Committee held seven meetings.

   The current membership of each committee is as follows:

  Audit Committee                     Contract Review and Governance Committee
  Daniel M. Cain - Chairman           Edward A. Benjamin - Chairman
  Jonathan P. Mason                   Graham T. Allison, Jr.
  Cynthia L. Walker                   Charles D. Baker
                                      Richard Darman


As chairperson of the Board of Trustees, Ms. Sandra O. Moose is an ex officio member of both Committees.


Fund Securities Owned by the Trustees

   As of December 31, 2006, the trustees had the following ownership in the
Fund:

Independent Trustees

                                         Graham T.
                                         Allison,  Charles  Edward A.   Daniel   Richard   Jonathan    Sandra   Cynthia
                                           Jr.**   D. Baker Benjamin** M. Cain** Darman** P. Mason*** O. Moose L. Walker

Dollar Range of Equity Securities in the     A        A         A          A        A          A         A         A
Fund

Aggregate Dollar Range of Equity             E        C         E          E        E          A         E         D
Securities in All Registered Investment
Companies Overseen by Trustee in the
Family of Investment Companies

--------
*   A. None
    B. $1 - 10,000
    C. $10,001 - $50,000
    D. $50,001 - $100,000
    E. over $100,000
** Amounts include economic value of notional investments held through the deferred compensation plan.
*** Mr. Mason was appointed a trustee effective April 1, 2007.

Interested Trustees

                                                             Robert J. Blanding John T. Hailer
Dollar Range of Equity Securities in the Fund*                       A                A
Aggregate Dollar Range of Equity Securities in All                   E                E
  Registered Investment Companies Overseen by Trustee in
  the Family of Investment Companies

--------
*  A. None
   B. $1 - 10,000
   C. $10,001 - $50,000
   D. $50,001 - $100,000
   E. over $100,000

Trustee Fees

   The Trust pays no compensation to its officers or to its trustees who are Interested Trustees.


   The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

   In addition, prior to the liquidation of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of Natixis Advisors and Loomis Sayles, on April 13, 2007, each Independent Trustee (other than the Chairperson) received a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attended for oversight of the AEW Real Estate Income Fund. Each committee member received an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman received an additional retainer fee at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assumed four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund was compensated $200 per Committee meeting that he or she attended in excess of four per year.

   During the fiscal year ended December 31, 2006, the Trustees of the Trust received the amounts set forth in the following table for serving as trustees of the Trust and for also serving as trustees of Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV, Natixis Cash Management Trust, AEW Real Estate Income Fund, Loomis Sayles Funds I and Loomis Sayles Funds II. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to trustees by trusts in the Natixis and Loomis Sayles Funds Trusts:



                                          Pension or
                                          Retirement
                                           Benefits  Estimated     Total
                             Aggregate    Accrued as   Annual   Compensation
                            Compensation   Part of    Benefits    from the
                            from Natixis     Fund       Upon        Fund
                           Funds Trust I*  Expenses  Retirement   Complex+
                           -------------- ---------- ---------- ------------
    INDEPENDENT TRUSTEES
    Graham T. Allison, Jr.    $16,747         $0         $0       $108,075

                                                        Pension or
                                                        Retirement
                                                         Benefits  Estimated     Total
                                           Aggregate    Accrued as   Annual   Compensation
                                          Compensation   Part of    Benefits    from the
                                          from Natixis     Fund       Upon        Fund
                                         Funds Trust I*  Expenses  Retirement   Complex+
                                         -------------- ---------- ---------- ------------
Charles D. Baker                            $16,747         $0         $0       $108,075
Edward A. Benjamin                          $17,493         $0         $0       $113,575
Daniel M. Cain                              $18,127         $0         $0       $119,075
Kenneth J. Cowan++                          $17,604         $0         $0       $113,575
Paul G. Chenault++                          $16,747         $0         $0       $108,075
Richard Darman                              $16,314         $0         $0       $106,075
Jonathan P. Mason+++                        $     0         $0         $0       $      0
Sandra O. Moose                             $23,939         $0         $0       $200,000
John A. Shane++                             $16,523         $0         $0       $108,075
Cynthia L. Walker                           $14,869         $0         $0       $ 96,700
          INTERESTED TRUSTEES
John T. Hailer                              $     0         $0         $0       $      0
Robert J. Blanding                          $     0         $0         $0       $      0

--------

* Amounts include payments deferred by trustees for the fiscal year ended December 31, 2006, with respect to the Trust. The total amount of deferred compensation accrued for Natixis Funds Trust I as of December 31, 2006 for the Trustees is as follows: Allison $16,747, Benjamin $17,493, Cain $18,127, Chenault $16,747, Cowan $9,545 and Darman $16,314.

+ Total Compensation represents amounts paid during 2006 to a Trustee for serving on the board of trustees of eight (8) trusts with a total of thirty-eight (38) funds as of December 31, 2006.
++  Messrs. Cowan, Chenault and Shane retired from the Board on December 31,
    2006.
+++ Mr. Mason was appointed as trustee effective April 1, 2007.


   The Natixis and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or funds selected by the Trustee on the normal payment date for such fees.

   As of July 13, 2007, the officers and trustees of the Trust collectively owned less than 1% of the then outstanding shares of the Fund and the Trust.


Code of Ethics

   The Fund, its adviser, subadviser, and the Distributor each has adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies

   The Board of Trustees of the Fund has adopted the Proxy Voting Policy and Guidelines (the "Guidelines") for the voting of proxies for securities held by the Fund. Under the Guidelines, the responsibility for voting proxies generally is delegated to the Fund's investment adviser or subadviser. Under the Guidelines, decisions regarding the voting of proxies are to be made solely in the interest of the Fund and its shareholders. The adviser and subadviser shall exercise their fiduciary responsibilities to vote proxies with respect to a Fund's investments that are managed by the adviser or subadviser in a prudent manner in accordance with the Guidelines and the proxy voting policies of the adviser or subadviser. Proposals that, in the opinion of the adviser or subadviser, are in the best interests of shareholders are generally voted "for" and proposals that, in the judgment of the adviser or subadviser, are not in the best interests of shareholders are generally voted "against". The adviser or subadviser is responsible for maintaining certain records and reporting to the Audit Committee of the Trust in connection with the voting of proxies. The adviser or subadviser shall make available to the Fund and the Fund's administrator the records and information maintained by the adviser or subadviser under the Guidelines.


   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2006 is available without charge (i) through the Fund's website, www.funds.natixis.com and (ii) on the SEC's website at www.sec.gov.

Natixis Advisors. Generally, proxy voting responsibilities and authority are delegated to the Fund's subadviser. In situations where Natixis Advisors retains proxy voting authority, it follows the following guidelines. Natixis Advisors has a fiduciary responsibility to exercise voting authority over securities held in client portfolios. Decisions regarding the voting of proxies shall be made solely in the interest of each client account advised by Natixis Advisors with the exclusive purpose being to provide benefits to clients by considering those factors that affect the value of their securities.

   Natixis Advisors utilizes the services of a third party proxy service provider ("Proxy Service Provider"), a proxy-voting agent. The Proxy Service Provider may maintain records, provide reports, develop models and research, and vote proxies in accordance with instructions and guidelines provided by Natixis Advisors. These instructions and guidelines shall be consistent with the Proxy Voting Policy of Natixis Advisors, which generally votes "for" proposals that, in the judgment of Natixis Advisors, would serve to enhance shareholder value, and generally votes "against" proposals that, in the judgment of Natixis Advisors, would impair shareholder value.

   These instructions and guidelines direct the proxy-voting agent, on behalf of Natixis Advisors and those clients for which Natixis Advisors has retained investment discretion, to vote for or against specific types of routine proposals, while generally reserving other non-routine proposals for Natixis Advisors to decide on a case-by-case basis.

   With respect to proposals to be decided by Natixis Advisors on a case-by-case basis, the Chairman of the Separate Account Committee (the "Committee") has the responsibility to determine how the proxies should be voted and for directing the proxy-voting agent to vote accordingly. In all cases the Chairman will endeavor to vote each proxy in the interests of client accounts. The Committee shall review proxy-voting policies on an annual basis.


Westpeak. Westpeak's proxy voting activities are carried out under the direction of its Proxy Committee, which consists of at least three Westpeak officers. The Proxy Committee has established a comprehensive set of Proxy Voting Guidelines that is implemented by Westpeak's proxy voting agent. These guidelines identify many types of proposals commonly presented to shareholders, and reflect the Proxy Committee's general views as to how best to further the economic interest of Westpeak's clients. The Proxy Voting Guidelines include a brief summary of the rationale for each guideline.

   The voting agent analyzes each proxy issue using the Proxy Voting Guidelines. Since issues affecting the exercise of voting rights are not normally addressed in Westpeak's quantitative investment process, the Proxy Committee generally determines to vote all shares in accordance with the Proxy Voting Guidelines. The Proxy Committee may determine to vote shares contrary to the Proxy Voting Guidelines, but will only do so at a client's specific direction or if it believes that voting in such manner is in the best interests of Westpeak's clients.

   Certain types of proposals may not be contemplated by Westpeak's Proxy Voting Guidelines. In addition, Westpeak has identified a limited number of proposal types where the stringency of a pre-set guideline is not appropriate. These issues are reviewed by Westpeak's Proxy Committee and voted on a case-by-case basis in a manner Westpeak believes to be in the best interests of its clients.

   It is possible that actual or apparent conflicts may arise between Westpeak's interests and those of Westpeak's clients in connection with the voting of proxies. To help ensure that all proxies are voted in the best interests of Westpeak's clients, Westpeak's Chief Compliance Officer reviews each case where the Proxy Committee exercises discretion on a case-by-case basis (i.e., where a proposal is not contemplated by Westpeak's Proxy Voting Guidelines, where the Proxy Voting Guidelines specifically require a case-by-case determination, or where the Proxy Committee determines to vote contrary to Westpeak's Proxy Voting Guidelines), for material conflicts of interest. To facilitate this process, in each case where the Proxy Committee exercises discretion on a case-by-case basis, the Proxy Committee members are directed to disclose to the Chief Compliance Officer if they have knowledge of any actual or apparent conflict of interest involving Westpeak, Westpeak's affiliates, or their respective officers, directors or employees, in connection with such proxy.

   It is Westpeak's policy that its investment decisions on behalf of clients shall not be influenced in any way by Westpeak's affiliates' client interests. This policy extends to Westpeak's voting of proxies on behalf of its clients. If Westpeak's Chief Compliance Officer determines that a material conflict of interest exists with respect to a proxy, Westpeak may (i) notify the affected client of the conflict and seek such clients' proxy voting directions on the matter, (ii) seek voting instructions from an independent third party, or
(iii) vote the proxies without seeking instructions from the client or an independent third party, provided that the basis for Westpeak's conclusion that the proxies were voted in the best interests of clients is documented in writing.

                    INVESTMENT ADVISORY AND OTHER SERVICES

Information About the Organization and Ownership of the Adviser and Subadviser


   Natixis Asset Management Advisors, L.P. ("Natixis Advisors"), formed in 1995, is a limited partnership owned by Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.).

   Natixis US is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally by three large French financial services entities: Natixis, an investment banking and financial services firm which is publicly traded on Euronext in Paris; the Caisse Nationale des Caisses d'Epargne ("CNCE"), a financial institution owned by French regional savings banks known as the Caisses d'Epargne; and Banque Federale des Banques Populaires ("BFBP"), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

   The 14 principal subsidiary or affiliated asset management firms of Natixis US collectively had over $276.9 billion in assets under management or administration as of June 30, 2007.

   Westpeak Global Advisors, L.P. ("Westpeak"), organized in 1991, provides investment management services to institutional clients. Westpeak is a limited partnership whose sole general partner, Westpeak Investment Advisors, Inc., is a wholly-owned subsidiary of Natixis US.


Advisory and Subadvisory Agreements


   The Fund's advisory agreement with Natixis Advisors provides that the adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.


   The Fund pays all expenses not borne by the adviser or subadviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accountants and legal counsel for the Fund and the Trust's Independent Trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies.


   Except as noted below, the Fund's advisory agreement and, where applicable, the Fund's subadvisory agreement, provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Natixis Funds Trust I has received an exemptive order from the SEC that permits Natixis Advisors to amend existing subadvisory agreements, where applicable, when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits Natixis Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with Natixis Advisors without obtaining shareholder approval, if approved by the Trust's Board of Trustees. Before any Natixis Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. The Fund has already received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes.


   Each advisory and subadvisory agreement may be terminated without penalty by vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

   The advisory and subadvisory agreement provides that the adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


   Natixis Advisors oversees the portfolio management services provided to the Fund by its subadviser and provides certain administrative services. Subject to the review of the Board of Trustees, Natixis Advisors monitors the subadviser to assure that the subadviser is managing the Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Code. In addition, Natixis Advisors also provides the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. In addition, Natixis Advisors does not determine what investments will be purchased or sold for the Fund. Because the subadvisers of different funds manage their portfolio independently from each other, the same security may be held by the Fund and other funds or may be acquired for the Fund at a time when the subadviser of another fund deems it appropriate to dispose of the security from that other fund. Similarly, under some market conditions, one or more of such subadvisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another subadviser or subadvisers believe continued exposure to the broader securities is appropriate.

   Natixis Advisors may terminate any subadvisory agreement without shareholder approval. In such case, Natixis Advisors will either enter into an agreement with another subadviser to manage the Fund.


Distribution Agreement and Rule 12b-1 Plans

   Under an agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. Under this agreement (the "Distribution Agreement"), the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing Prospectus to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectus to existing shareholders.


The Distributor is compensated under the Distribution Agreement through receipt of the sales charges on Class A and Class C shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the Prospectus. In addition, the Fund's subadviser pays the Distributor out of its own resources a fee at an annual rate not to exceed 0.10% of the Fund's average daily net assets attributable to the Classes A ,B and C shares. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A and Class C shares of the Fund to investment dealers from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.


   The Fund has adopted Rule 12b-1 plans (the "Plans") for its Classes A, B and C shares which, among other things, permit it to pay the Distributor monthly fees out of its net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to securities dealers are known as "trail commissions." Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the related Distribution Agreement) by the Board of Trustees, including a majority of the Independent Trustees of the Trust.


   Under the Plans, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to the Classes A, B and C shares. In the case of Class B and Class C shares, the Distributor retains the first year's service fee of 0.25% assessed against such shares. For Class A and, after the first year, for Class B and Class C shares, the Distributor may pay some or all of this fee to securities dealers who are dealers of record with respect to the Fund's shares, on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. This service fee will accrue to securities dealers of record immediately with respect to reinvested income dividends and capital gain distributions of the Fund's Class A and Class B shares.


   The service fee on Class A shares may be paid only to reimburse the Distributor for expenses of providing personal services to investors, including, but not limited to, (i) expenses (including overhead expenses) of the Distributor for providing personal services to investors in connection with the maintenance of shareholder accounts and (ii) payments made by the Distributor to any securities dealer or other organization (including, but not limited to, any affiliate of the Distributor) with which the Distributor has entered into a written agreement for this purpose, for providing personal services to investors and/or the maintenance of shareholder accounts, which payments to any such organization may be in amounts in excess of the cost incurred by such organization in connection therewith.


   The Fund's Class B and Class C shares also pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average net assets of the respective Fund's Class B and Class C shares. The Distributor retains the 0.75% distribution fee assessed against both Class B and Class C shares during the first year of investment. After the first year for Class B and C shares, the Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares on a quarterly basis, unless other arrangements are made between the Distributor and the securities dealer. As noted in the Prospectus, Class B shares automatically convert into Class A shares after 8 years. This conversion from Class B to Class A shares occurs once per month for all Class B shares that reach their eighth year over the course of that particular month. As stated in the Prospectus, investors will not be permitted to purchase $100,000 or more of Class B shares as a single investment per account. There is an exception to this restriction with respect to the omnibus account in Class B shares of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). With respect to this exception, Merrill Lynch has represented that it has policies in place that prohibit individual purchases in Class B shares by Merrill Lynch's clients of $100,000 or more and that Merrill Lynch has processes in place to monitor and enforce this limitation with respect to its clients. In addition, Merrill Lynch has represented that it will only accept purchases of Class B shares by Merrill Lynch clients whose households' total Class B share assets (including the purchase) within the Natixis Funds family total less than $100,000. As stated in the prospectus, investors will not be permitted to purchase $1,000,000 or more of Class C shares as a single investment per account.


   Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trust's trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are Independent Trustees of the relevant Trust shall be committed to the discretion of such Trustees.


   Fees paid by Class A, Class B or Class C shares of the Fund may indirectly support sales and servicing efforts relating to shares of the other series of the Natixis Funds Trusts or the Loomis Sayles Funds Trusts. In reporting its expenses to the trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of the Fund's shares, and allocates other expenses among the funds based on their relative net assets or relative sales. Expenses allocated to the Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class.

   The Distributor has entered into selling agreements with investment dealers, including affiliates of the Distributor, for the sale of the Fund's shares. As described in more detail below, the Distributor, Natixis Advisors and their affiliates may, at their expense, pay additional amounts to dealers who have selling agreements with the Distributor.


   The Fund's Distribution Agreement may be terminated at any time on 60 days' notice to the Distributor without payment of any penalty, by either vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time on 90 days written notice to the Trust, without payment of any penalty.

   The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees cast in person at a meeting called for that purpose and (ii) by the vote of the Board of Trustees or by a vote of a majority of the outstanding securities of the Fund (or the relevant class, in the case of the Plans).

   With the exception of the Distributor, its affiliated companies and those Trustees that are not Independent Trustees, no interested person of the Trusts or any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement. Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention and (3) enhanced portfolio management opportunities and bargaining position with third party service providers and economies of scale arising from having asset levels higher than they would be if the plans were not in place.


   The Distributor controls the words "Natixis" in the names of the Trust and the Fund and if it should cease to be the principal distributor of the Fund's shares, the Trust or the Fund may be required to change their names and delete these words or letters. The address of the Distributor is 399 Boylston Street, Boston, Massachusetts, 02116.


   The portion of the various fees and expenses for Classes A, B and C shares of the Fund that are paid (reallowed) to securities dealers are shown below.

Class A

                                            Maximum               Maximum               Maximum               Maximum
                                       Sales Charge Paid      Reallowance or          First Year            First Year
                                         by Investors           Commission            Service Fee          Compensation
Investment                           (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------                           --------------------- --------------------- --------------------- ---------------------
Less than $50,000                            5.75%                 5.00%                 0.25%                 5.25%
$50,000-$99,999                              4.50%                 4.00%                 0.25%                 4.25%
$100,000-$249,999                            3.50%                 3.00%                 0.25%                 3.25%
$250,000-$499,999                            2.50%                 2.15%                 0.25%                 2.40%
$500,000-$999,999                            2.00%                 1.70%                 0.25%                 1.95%

Investments of $1 million or more
First $3 million                             none                  1.00%(1)              0.25%                 1.25%
Excess over $3 million                       none                  0.50%(1)              0.25%                 0.75%

Investments with no Sales Charge (2)         None                  0.00%                 0.25%                 0.25%

--------
(1)These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months.
(2)Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Fund under the section "How Sales Charges Are Calculated."

Classes B and C

   Classes B and C service fees are payable regardless of the amount of the Distributor's related expenses. The portion of the various fees and expenses for Class B and Class C shares of the Fund and that are paid to securities dealers are shown below:

                               Maximum
                           Front-End Sales           Maximum               Maximum               Maximum
                           Charge Paid by        Reallowance or          First Year            First Year
                              Investors            Commission            Service Fee          Compensation
Investment              (% of offering price) (% of offering price) (% of net investment) (% of offering price)
----------              --------------------- --------------------- --------------------- ---------------------
All amounts for Class B         none                  3.75%                 0.25%                 4.00%
All amounts for Class C         none                  1.00%                 0.00%                 1.00%

--------
(1) Refers to any investments made by investors not subject to a sales charge as described in the Prospectus for Classes A, B and C shares of the Fund under the section "How Sales Charges Are Calculated."

   As described in the Prospectus, each purchase or sale of shares is effected at the net asset value next determined after an order is received, less any applicable sales charge. The sales charge is allocated between the investment dealer and the Distributor, as indicated in the tables above. The Distributor receives the contingent deferred sales charge (the "CDSC"). Proceeds from the CDSC on Class A and C shares are paid to the Distributor and are used by the Distributor to defray the expenses for services the Distributor provides the Trust. Proceeds from the CDSC on Class B shares are paid to the Distributor and are remitted to SG Constellation LLC to compensate SG Constellation LLC for financing the payment of commissions on the sale of Class B shares pursuant to certain Class B financing and servicing agreements between the Distributor and SG Constellation LLC. The Distributor may, at its discretion, pay (reallow) the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time.


   For new amounts invested at net asset value by an eligible governmental authority, the Distributor may, at its expense, pay investment dealers a commission of 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any other Natixis Fund or if the account is registered in street name.

   The Distributor, Natixis Advisors and their affiliates may out of their own resources make additional payments to dealers who sell shares of the Fund. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors, as described below, and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm's internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events, and shareholder record keeping, sub-transfer agency or miscellaneous administrative services. Payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the National Association of Securities Dealers, Inc ("NASD"). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.35% of gross sales) and/or the amount of assets a dealer's clients have invested in the Fund (at annual rates generally ranging from 0.05% to 0.25% of the value of the clients' shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset based fees, solely sales based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Fund, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in the SAI, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of the Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund's inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.


   Dealers may charge their customers a processing fee or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by its individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Fund's Prospectus and this Statement. Customers will be provided with specific information about any processing or service fees charged by their dealer.

   The commissions and sales charges for the last three fiscal years were allocated as follows:


Westpeak 130/30 Growth Fund
                                                        12/31/04 12/31/05 12/31/06
                                                        -------- -------- --------
Total commissions on sales of Class A shares            $46,225  $41,144  $50,303
   Amount reallowed to other securities dealers          40,241   35,782   43,862
   Amount retained by Distributor                         5,984    5,362    6,441

Total CDSCs on redemptions of Classes A, B and C shares  33,563   29,391   20,204
   Amount paid to SG Constellation LLC                   32,647   29,265   19,839
   Amount retained by Distributor*                          916      126      365

--------
* See "Other Arrangements" for information about amounts received by the Distributor from the Trust's investment advisers and subadvisers or the Fund directly for providing certain administrative services relating to the Trust.



OTHER ARRANGEMENTS

Administrative Services


   Natixis Asset Management Advisors, L.P. defined on page 21 performs certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement dated January 1, 2005, as amended from time to time (the "Administrative Agreement"). Under the Administrative Agreement, Natixis Advisors provides the following services to the Fund: (i) personnel that perform bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, (iii) the various registrations and filings required by various regulatory authorities and (iv) consultation and legal advice on Fund related matters. Prior to January 1, 2005, IXIS Asset Management Services Company ("IXIS Services"), a subsidiary of IXIS Distribution Corporation, performed these same services for the Fund, pursuant to separate administrative services agreements with the Trust.


   For these services, IXIS Services received the following fees from the Fund for the fiscal year ended December 31, 2004:


                      Fund                         2004
                      ----                        -------
                      Westpeak 130/30 Growth Fund $48,358



   For these services, Natixis Advisors received the following fees from the Fund for the fiscal years ended December 31, 2005 and December 31, 2006:



                  Fund                         2005    2006
                  ----                        ------- -------
                  Westpeak 130/30 Growth Fund $39,477 $35,338


   Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), One Lincoln Street, Boston, Massachusetts, 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

Transfer Agency Services. Pursuant to a contract between the Trust, on behalf of the Fund, and Boston

Financial Data Services, Inc. ("Boston Financial"), whose principal business address is Two Heritage Drive, Quincy, Massachusetts, 02171, Boston Financial acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares.

   Prior to October 1, 2005, IXIS Services served as the transfer agent for the Fund and it, along with Boston Financial as sub-transfer agent, provided the services that Boston Financial now provides. For these services, IXIS Services received the following fees from the Fund:


                                                      January 1, 2005 to
        Fund                        December 31, 2004 September 30, 2005
        ----                        ----------------- ------------------
        Westpeak 130/30 Growth Fund     $329,353           $226,617



   The Fund may also pay dealers whose clients invest in the Fund fees for sub-transfer agency and other similar services. As indicated above, the Distributor, Natixis Advisors and their affiliates may also make payments for sub-transfer agency and similar services.

Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP. The independent registered public accounting firm conducts an annual audit of the Fund's financial statements, assists in the review of federal and state income tax returns and consults with the Trust as to matters of accounting and federal and state income taxation. The financial highlights in the Prospectus for the Fund, and the financial statements contained in the Fund's Annual Report for the year ended December 31, 2006 and incorporated by reference into this statement, have been so included in reliance on the reports of the Trust's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


Counsel to the Fund. Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.

                       PORTFOLIO MANAGEMENT INFORMATION

PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS


As of December 31, 2006, the Fund's Portfolio Managers managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by each Portfolio Manager.


                                   Registered Investment        Other Pooled Investment
                                         Companies                     Vehicles                      Other Accounts
                                 ------------------------- --------------------------------- -------------------------------
                                    Other     Advisory fee                      Advisory fee                    Advisory fee
                                   Accounts   is based on     Other Accounts    is based on    Other Accounts   is based on
                                   Managed    performance        Managed        performance       Managed       performance
                                 ------------ ------------ -------------------- ------------ ------------------ ------------
                                 # of  Total  # of  Total  # of      Total      # of  Total  # of     Total     # of  Total
Name of Portfolio Manager (Firm) Accts Assets Accts Assets Accts     Assets     Accts Assets Accts    Assets    Accts Assets
-------------------------------- ----- ------ ----- ------ ----- -------------- ----- ------ ----- ------------ ----- ------
  Stephen A. Komon (Westpeak)      0     $0     0     $0     5   $1,254 million   0     $0     0        $0        0     $0
  Stephen C. Platt (Westpeak)      0     $0     0     $0     1    $23 million     0     $0     2   $92 million    0     $0
  Jean-Marc Diani (Westpeak)       0     $0     0     $0    16   $1,301 million   0     $0     3   $971 million   0     $0

Material Conflicts of Interest


Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Fund and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. The adviser and the subadviser have adopted policies and procedures to mitigate the effects of these conflicts. For more information on how the adviser and the subadviser allocate investment opportunities between the Fund and their other clients, see the section "Allocation of Investment Opportunities Among the Fund and Other Investors Managed by the Adviser and Subadviser" in this Statement. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client account but holds that stock long in other accounts, including the Fund, and through the use of "soft dollar arrangements", which are discussed in the section "Portfolio Transactions and Brokerage".


Portfolio Managers' Compensation

The following describes the structure of, and the method used to determine, the compensation of each of the above-listed portfolio managers as of December 31, 2006:


Westpeak. The compensation structure for Westpeak employees consists of a base salary component plus an annual bonus. Both components are discretionary. The base salary of each employee, including the members of the portfolio management team, is determined based on experience and education and the mix of skills and responsibilities each brings to the firm. The discretionary bonus pool, determined annually by the financial performance of Westpeak for the year, is shared by all Westpeak employees as determined by management and approved by the firm's Board based on an evaluation of job performance during the year. For portfolio managers, total compensation is determined by the Chief Investment 0fficer with input from the Director of Portfolio Management and is subject to review by the firm's compensation committee. Considerations include contribution to the firm's quantitative research efforts, contributions to the various committees on which they participate and the performance of Westpeak's various equity strategies. The benchmark used in evaluating the team's contributions for Westpeak 130/30 Growth Fund is the Russell 1000 Growth Index. Performance against the benchmark is measured for both strategies over various periods, extending back to the inception of the portfolios, with emphasis on performance during the most recent year. No part of compensation is based on the value of assets under management. There is no distinction between compensation with respect to the Fund and other accounts.

Portfolio Managers' Ownership of Fund Shares

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of December 31, 2006:

Name of Portfolio Manager    Fund(s) Managed     Dollar Range of Equity Securities Invested
------------------------- ---------------------- ------------------------------------------
Stephen A. Komon          Westpeak 130/30 Growth                    None
Stephen C. Platt          Westpeak 130/30 Growth                    None
Jean-Marc Diani           Westpeak 130/30 Growth                    None


There are various reasons why a portfolio manager may not own shares of the Fund he or she manages. One reason is that the Fund's investment objectives and strategies may not match those of the portfolio manager's personal investment objective. Also, portfolio managers may invest in other funds or pooled investment vehicles or separate accounts managed by the portfolio manager in a similar style to the Natixis Fund managed by such portfolio manager. Administrative reasons (such as facilitating compliance with the adviser's or subadviser's code of ethics) also may explain why a Portfolio Manager has chosen not to invest in the Natixis Funds.


Allocation of Investment Opportunities Among The Fund and Other Investors Managed by the Adviser and Subadviser; Cross Relationships of Officers and Trustees

   Westpeak Westpeak has responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Fund may also invest. When these funds, segments, and other clients desire to purchase or sell the same security as the Fund at or about the same time as the Fund, the purchase and sale orders may be placed and confirmed separately or may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund and such other funds or segments. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund, or the price at which a security may be sold.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

In placing orders for the purchase and sale of equity securities, the adviser or subadviser selects only brokers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce the best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The Fund's adviser or subadviser may place orders for the Fund which, combined with orders for the adviser's or subadviser's other clients, may impact the price of the relevant security. This could cause the Fund to obtain a worse price on the transaction than would otherwise be the case if the orders were placed in smaller amounts or spread out over a longer period of time.

   Subject to the overriding objective of obtaining the best possible execution of orders, the adviser and subadviser may allocate brokerage transactions to affiliated brokers. Any such transactions will comply with Rule 17e-1 under the 1940 Act. In order for the affiliated broker to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees and other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period. Furthermore, the Trust's Board of Trustees, including a majority of the Independent Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

   As discussed in more detail below, the adviser's and subadviser's receipt of brokerage and research products may sometimes be a factor in each the adviser's or subadviser's selection of a broker or dealer to execute transactions for the Fund where the adviser or subadviser believes that the broker or dealer will provide the best execution of the transactions. Such brokerage and research services may be paid for with the adviser's or sub-adviser's own assets or may, in connection with transactions in securities effected for client accounts for which the adviser or subadviser exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "Soft Dollars").

In placing orders for the purchase and sale of securities, Westpeak always seeks best execution. Westpeak selects only brokers or dealers that it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution. This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak may cause the Fund to pay a broker-dealer that provides brokerage and research services to Westpeak an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's overall responsibilities to the Fund and its other clients. Westpeak's authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

General


   Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with Natixis Global Asset Management, L.P. or the adviser or subadviser. Any such transactions will comply with Rule 17e-1 under the 1940 Act, or other applicable restrictions as permitted by the SEC pursuant to exemptive relief or otherwise.

   To the extent permitted by applicable law, and in all instances subject to the foregoing policy of best execution, an adviser or subadviser may allocate brokerage transactions to broker-dealers (including affiliates of the Distributor) that have entered into arrangements in which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses.

   It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                           DESCRIPTION OF THE TRUST


   The Declaration of Trust of Natixis Funds Trust I, permits the Trust's Trustees to issue an unlimited number of full and fractional shares of each series. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.


   The shares of the Fund are divided into three classes: Class A, Class B and Class C. The Fund offers such classes of shares as set forth in its Prospectus. All expenses of the Fund (including advisory and subadvisory fees but excluding class specific expenses such as transfer agency fees ("Other Expenses")) are borne by its Classes A, B and C shares on a pro rata basis, except for 12b-1 fees, which may be charged at a separate rate to each such class. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis. The multiple class structure could be terminated should certain IRS rulings or SEC regulatory positions be rescinded or modified.

   The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund and with a share of the general expenses of the Fund and the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the Trust's expenses are allocated to the separate books of the Fund's account, certain expenses may be legally chargeable against the assets of all of the funds in a Trust.

   The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or, with shareholder approval, merge two or more existing series or classes. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").

   The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or the Fund upon written notice to its shareholders.

                                 VOTING RIGHTS

   Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

   All classes of shares of the Fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

   There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office shall have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose.

   Upon written request by a minimum of ten holders of shares having held their shares for a minimum of six months and having a net asset value of at least $25,000 or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

   Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote,
(2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the registration statement or
(4) is submitted to the shareholders by the trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

                       SHAREHOLDER AND TRUSTEE LIABILITY

   Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

   The Declaration of Trust further provide that the relevant Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own fund's or funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another trust. The trustees of each Trust have considered this possible liability and approved the use of the Prospectus for Fund of the Trusts.

                               HOW TO BUY SHARES


   The procedures for purchasing shares of the Fund are summarized in the Prospectus. All purchases made by check should be in U.S. dollars and made payable to Natixis Funds.


   Shares may also be purchased either in writing, by phone, by wire, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange, as described in the Prospectus, or through firms that are members of the NASD and that have selling agreements with the Distributor. For purchase of Fund shares by mail, the trade date is the day of receipt of the check in good order by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open. For purchases through the ACH system, the shareholder's bank or credit union must be a member of the ACH system and the shareholder must have approved banking information on file. With respect to shares purchased by wire or through the ACH system, shareholders should bear in mind that the transactions may take two or more days to complete. Banks may charge a fee for transmitting funds by wire.


   You may also use Natixis Funds Personal Access Line(R) (800-225-5478, press
1) or Natixis Funds Web site (www.funds.natixis.com) to purchase Fund shares. For more information, see the section "Shareholder Services" in this Statement.


   Shareholders of the Fund may be permitted to open an account without an initial investment and then wire funds into the account once established. These shareholders will still be subject to the investment minimums as detailed in the Fund prospectus.

                                  REDEMPTIONS

   The procedures for redemption of shares of the Fund are summarized in its Prospectus. As described in the Prospectus, a CDSC may be imposed on certain redemptions of Classes A, B and C shares. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class A, Class B or Class C shares, the calculation will be determined in the manner that results in the lowest rate being charged. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

   The Fund will only accept Medallion signature guarantees bearing the STAMP 2000 Medallion imprint. Please contact the Fund at 800-225-5478 with any questions regarding when a Medallion signature guarantee is required.

   If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478. A wire fee may be deducted from the proceeds if you elect to receive the funds wired to your bank on record. Telephone redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a telephone withdrawal will normally be sent within three business days following receipt of a proper redemption request.


   In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, which is available at www.funds.natixis.com or from your investment dealer. When selecting the service, a shareholder may have their withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to Boston Financial or your investment dealer a completed Service Options Form, which may require a medallion signature guarantee. Telephone redemptions by ACH or wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor, the transfer agent and State Street Bank (the Fund's custodian) are not responsible for the authenticity of withdrawal instructions received by telephone, although they will apply established verification procedures. Boston Financial (the Fund's transfer agent), as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.


   Shares purchased by check or through ACH may not be available immediately for redemption. The Fund may withhold redemption proceeds for 10 days when redemptions are made within 10 calendar days of purchase by check or through ACH.


   The redemption price will be the net asset value per share (less any applicable CDSC and redemption fee) next determined after the redemption request and any necessary special documentation are received by the transfer agent or your investment dealer in proper form. Payment normally will be made by the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).


   The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59 1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70 1/2 (waivers apply only to amounts necessary to meet the required minimum amount based on assets held within the Fund), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees. The CDSC may also be waived on redemptions within one year following the death of (i) the sole shareholder of an individual account,
(ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfer to Minors Act or other custodial account. If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption occurring within one year of death. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged. If shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee's account.

   The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59 1/2 for shareholders who established custodial accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from 403(b)(7) custodial accounts due to death or disability.

   The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payment made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70 1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a systematic withdrawal plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.


   A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of Natixis Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.


   In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than the close of the Exchange. Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

   The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind, if the adviser or subadviser determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund's adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of each Fund at the beginning of such period.

   The Fund does not currently impose any redemption charge other than the CDSC imposed by the Fund's distributor, as described in the Prospectus. The Board of Trustees reserves the right to impose additional charges at any time. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Taxes," below.

Reinstatement Privilege (Class A shares only)


   The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. In order to exercise the reinstatement privilege, you must provide the investment check and written notice to Natixis Funds (directly or through your financial representative) within 120 days your redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds.


   Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                             SHAREHOLDER SERVICES

Open Accounts

   A shareholder's investment is automatically credited to an open account maintained for the shareholder by Boston Financial. Following each additional investment or redemption from the account initiated by an investor (with the exception of systematic investment plans), a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, Boston Financial will send each shareholder a statement providing account information which may include federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Boston Financial may charge a fee for providing duplicate information.

   The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for any class of shares.

   The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Classes A, B and C Shares)


   Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing the Fund to draft from an investor's bank account. The draft is executed under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Boston Financial for investment in the Fund. A plan may be opened with an initial investment of $1,000 ($10,000 for the Diversified Portfolios) or more and thereafter regular monthly drafts of $50 or more will be drawn on the investor's account. (Shareholders with accounts participating in Natixis Funds' Investment Builder Program prior to May 1, 2005 may continue to make subsequent purchases of $25 or more into those accounts). The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan and may be obtained by calling the Fund at 800-225-5478 or your investment dealer or by visiting the Fund's website at www.funds.natixis.com.


   This program is voluntary and may be terminated at any time by the Fund upon notice to existing plan participants. The Investment Builder Program plan may be discontinued at any time by the shareholder upon written notice to the Fund, which must be received at least five business days prior to any payment date. The plan may be discontinued by the Fund at any time without prior notice if any draft is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. The Fund are under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans and Other Plans Offering Tax Benefits (Classes A, B and C
Shares)

   The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b)(7) plans.


   The minimum initial investment available to retirement plans and other plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $1,000 for IRAs and Keogh plans using the Natixis Funds' prototype documents and $500 for Coverdell Education Savings Accounts and at least $100 for any subsequent investments. There is no initial or subsequent investment minimum for SIMPLE IRAs and 403(b)(7) plans using the Natixis Funds' prototype documents. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.


Systematic Withdrawal Plans (Classes A, B and C Shares)

   An investor owning a Fund's shares having a value of $10,000 or more at the current public offering price may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a Medallion signature guarantee is provided. Please consult your investment dealer or the Fund.

   A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

   In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of the Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares purchased through the reinvestment of distribution in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to redemptions pursuant to the Plan.

   All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

   Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate under the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for a shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes.


   It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Plan. Accordingly, the Fund and the Distributor do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments. Natixis Funds may modify or terminate this program at any time.


   Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) (7) plans that have State Street Bank as trustee.

Payroll Deduction Program


   The Fund no longer offers the Payroll Deduction Plan to new shareholders. Shareholders enrolled in the Payroll Deduction Program prior to May 1, 2005 may continue to participate in the program for the accounts that were included in that enrollment but may not add the program to additional accounts. Employees of Natixis Advisors may continue to participate in the program and may continue to add the program to additional accounts. In order to participate, employees must establish an account that meets the minimum initial investment amount. Subsequent investments through the program must be for a minimum of $50 on a monthly basis.

Dividend Diversification Program


   You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be registered to the same shareholder(s) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other Natixis Fund, you must obtain and carefully read a copy of that Fund's Prospectus.


Exchange Privilege


   A shareholder may exchange the shares of any Fund for shares of the same class of another Natixis Fund, Natixis Cash Management Trust - Money Market Series (the "Money Market Fund") or series of Loomis Sayles Funds I or Loomis Sayles Funds II that offers that class (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made and any other limits on the sales of or exchanges into that fund) on the basis of relative net asset values at the time of the exchange without any sales charge. An exchange of shares in one fund for shares of another fund is a taxable event on which gain or loss may be recognized. In certain limited circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the fund into which they are exchanging at the time of the exchange. When an exchange is made from the Class A, Class B or Class C shares of one Fund to the same class of shares of another Fund, the shares received by the shareholder in the exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and, for the Class B shares, the conversion date. As stated above, if you own Class A, Class B or Class C shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Fund. On all exchanges of Class A or C shares subject to a CDSC and Class B shares into the Money Market Fund, the exchange stops the aging period relating to the CDSC, and, for Class B shares only, relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Classes A, B and C shares of a Fund. Shareholders may also exchange their shares in the Money Market Fund for shares of the same class of any other Natixis Fund listed below, subject to those funds' eligibility requirements and sales charges. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts is different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Fund at 800-225-5478 or (2) a written exchange request to the Fund, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for a Fund before an exchange for that Fund can be effected. The minimum amount for an exchange is the minimum amount to open an account or the total net asset value of your account, whichever is less.


   All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. Each Fund reserves the right to suspend or change the terms of exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

   Agents, general agents, directors and senior officers of New England Financial and its insurance company subsidiaries may, at the discretion of New England Financial, elect to exchange Class A shares of any series of the Trust acquired in connection with deferred compensation plans offered by New England Financial for Class Y shares of any series of the Trust which offers Class Y shares. To obtain a Prospectus and more information about Class Y shares, please call the Distributor toll free at 800-225-5478.

   Before requesting an exchange into any other fund, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Classes A, B and C Shares)

   As described in the Prospectus following the caption "Additional Investor Services of Natixis Funds," a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds. Registration on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th and 28th (or the first business day thereafter if either the 15th or the 28th is not a business day) until the account is exhausted or until Boston Financial is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form may be used to establish an Automatic Exchange Plan and is available from Boston Financial or your financial representative.

Broker Trading Privileges

   The Distributor may, from time to time, enter into agreements with one or more brokers or other intermediaries to accept purchase and redemption orders for Fund shares until the close of regular trading on the Exchange (normally, 4:00 p.m. Eastern time on each day that the Exchange is open for trading); such purchase and redemption orders will be deemed to have been received by the Fund when the authorized broker or intermediary accepts such orders; and such orders will be priced using the Fund's net asset value next computed after the orders are placed with and accepted by such brokers or intermediaries. Any purchase and redemption orders received by a broker or intermediary under these agreements will be transmitted daily to the Fund no later than the time specified in such agreement; but, in any event, no later than 9:30 a.m. following the day that such purchase or redemption orders are received by the broker or intermediary.

Transcript Requests

   Transcripts of account transactions will be provided, for a fee, at the shareholders request. Transcripts for the current calendar year and the past calendar year will be provided free of charge. Requests for transcripts for periods prior to that will be subject to a fee of $10 per transcript up to a maximum of $75 per account.


Self-Servicing Your Account with Natixis Funds Personal Access Line(R) and Web Site

   Natixis Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.funds.natixis.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. Natixis Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling Natixis Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.funds.natixis.com.

Investor activities through these mediums are subject to the terms and conditions outlined in the following Natixis Funds Online and Telephonic Customer Agreement. This agreement is also posted on our Web site. The initiation of any activity through the Natixis Funds Personal Access Line(R) or Web site at www.funds.natixis.com by an investor shall indicate agreement with the following terms and conditions:

            Natixis Funds Online and Telephonic Customer Agreement


NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

   The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company that provides the information. No party that provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

   The online acknowledgments or other messages that appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

   You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.


THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NATIXIS FUNDS PERSONAL ACCESS LINE(R)


   You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.


   You agree that Natixis Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

   Natixis Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and Natixis Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly Natixis Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

   The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While Natixis Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify Natixis Funds if any of the following occurs:


1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.


   Any costs incurred in connection with the use of the Natixis Funds Personal Access Line(R) or the Natixis Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly Natixis Funds makes no warranties concerning the availability of Internet services or network availability.

   Natixis Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

YOU HAVE THE ABILITY TO RESTRICT INTERNET AND TELEPHONIC ACCESS TO YOUR ACCOUNTS BY NOTIFYING NATIXIS FUNDS OF YOUR DESIRE TO DO SO.

Written notifications to Natixis Funds should be sent to:

   Natixis Funds

   P. O. Box 219579
   Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

                                NET ASSET VALUE

   The method for determining the public offering price and net asset value per share is summarized in the Prospectus.


   The total net asset value or "NAV" of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in Natixis Advisors' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if Natixis Advisors determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in the Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in Natixis Advisors' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. The Fund does not expect to price their shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities, including closed--end investment companies and exchange traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Investments in other open-ended investment companies are valued at their net asset value each day.

   Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

   Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets.)

   Trading in some of the Fund's portfolio securities takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

   The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next-determined after a properly completed purchase order is accepted by Boston Financial or State Street Bank, plus a sales charge as set forth in the Fund's Prospectus. The public offering price of a Class B or C shares of the Fund is the next-determined net asset value.

                             REDUCED SALES CHARGES

   The following special purchase plans are summarized in the Prospectus and are described in greater detail below. Investors should note that in many cases, the broker, and not the Fund, is responsible for ensuring that the investor receives current discounts.

   If you invest in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure you obtain the proper "breakpoint" discount. In order to reduce your sales charge, it will be necessary at the time of purchase to inform the Distributor and your financial intermediary, in writing, of the existence of other accounts in which there are holdings eligible to be aggregated to meet sales load breakpoints. If the Distributor is not notified that you are eligible for a reduced sales charge, the Distributor will be unable to ensure that the reduction is applied to the investor's account.

   You may be required to provide certain records and information, such as account statements, with respect to all of your accounts which hold Fund shares, including accounts with other financial intermediaries, and your family members' and other related parties' accounts, in order to verify your eligibility for the reduced sales charge.

   Cumulative Purchase Discount.


   A Fund shareholder may make an initial or an additional purchase of Class A shares and be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "How Sales Charges Are Calculated--Class A shares" in the Prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of the Natixis Funds held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of the Fund or other of the Natixis Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another Natixis Fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.


Letter of Intent.


   A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors that reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $25,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trust and other Natixis Funds over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.


   A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order by the Fund's transfer agency.

   A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trust pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the effective date of the Letter, the account will be credited with the Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective dates of the Letter based on the "public offering price computed on such date."

   The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trust held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

   The Fund's transfer agent will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the commitment stated in the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to the Fund's transfer agent the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes the Fund's transfer agent to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

Combining Accounts


   For purposes of determining the sales charge applicable to a given purchase, a shareholder may elect to combine the purchase and the shareholder's total investment (calculated at the current public offering price) in all series and classes of the Natixis Funds (excluding the Money Market Fund), unless the shares were purchased through an exchange with another Natixis Fund) with the purchases and total investment of the shareholder's spouse, parents, children, siblings, grandparents, grandchildren, and in-laws of those previously mentioned, single trust estates, individual fiduciary accounts and sole proprietorships or any other group of individuals acceptable to the Distributor. If the combined value of the purchases and total investments exceed a sales charge breakpoint as disclosed in the Prospectus, the lower sales charge applies to the entire amount of the purchase, even though some portion of that investment is below the breakpoint to which a reduced sales charge applies.

   For certain retirement plans, the Distributor may, in its discretion, combine the purchases and total investment of all qualified participants in the same retirement plan for purposes of determining the availability of a reduced sales charge.

   Purchases and total investments of individuals may not be combined with purchases and total investments of the retirement plan accounts described in the preceding paragraph for the purpose of determining the availability of a reduced sales charge. Only the purchases and total investments in tax-qualified retirement plans or other employee benefit plans in which the shareholder is the sole participant may be combined with individual accounts for purposes of determining the availability of a reduced sales charge.


   Combining with Other Series and Classes of the Natixis Funds. A shareholder's total investment for purposes of the cumulative purchase discount includes the value at the current public offering price of any shares of series and classes of the Trust and other Natixis Funds that the shareholder owns (which excludes shares of the Money Market Fund unless such shares were purchased by exchanging shares of any other Natixis Fund). Shares owned by persons described in the first paragraph under "Combining Accounts" above may also be included.


Clients of the Adviser


   No front-end sales charge or CDSC applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser to any series of the Trust or another Natixis Fund; any director, officer or partner of a client of an adviser to any series of the Trust or another Natixis Fund; or the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser to any series of the Trust or another Natixis Fund if at least one participant in the plan qualifies under category (1) above; and
(3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser to any series of the Trust or another Natixis Fund. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase. In addition, the front-end sales charge or CDSC may be waived for investments in Class A shares by clients of an adviser to any series of the Trust or another Natixis Fund.


   Eligible Governmental Authorities

   There is no sales charge or CDSC related to investments in Class A shares by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

   Investment Advisory Accounts

   Class A shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

   Certain Broker-Dealers and Financial Services Organizations


   Class A shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may also receive compensation paid by Natixis Advisors, or their affiliates out of their own assets (as described above under "Distribution Agreements and Rule 12b-1 Plans"), and/or be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

   Certain Retirement Plans

   Class A shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have $1 million or more in total plan assets or 100 or more eligible employees or by retirement plans whose third party administrator or dealer has entered into a service agreement with the Distributor and which may be subject to certain operational and minimum size requirements specified from time to time by the Distributor. The Distributor may pay compensation to such third party administrators or dealers. This compensation may be paid indirectly by the Fund in the form of service and/or distribution fees.

   Bank Trust Departments or Trust Companies

   Class A shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

   The reduction or elimination of the sales charges in connection with special purchase plans described above reflects the absence or reduction of expenses associated with such sales.

                                     TAXES

In General

   As described in the Prospectus, it is the Fund's policy to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.


   Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to Natixis Funds. In order for a change to be in effect for any dividend or distribution, it must be received by Natixis Funds on or before the record date for such dividend or distribution.


   If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

   As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31st of the succeeding year.

Taxation of the Fund


   The Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interest in qualified publicly traded partnerships; (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested (1) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (2) in the securities of one or more qualified publicly traded partnerships, and (iii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.


   In general, for purposes of the 90% gross income requirement described in section (i) of the previous paragraph, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (a) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (b) that derives less than 90% of its income from the qualifying income described section (i) of the prior paragraph ) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. For purposes of paragraph
(ii) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. In addition, for purposes of meeting the diversification requirement in section
(ii) of the prior paragraph, in the case of a Fund's investment in loans, the Fund shall treat both the intermediary and the issuer of the underlying loan as an issuer.

   To the extent that it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, defined below). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

   The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction). If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. The Fund also intends to distribute annually all net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gains, their shares of such undistributed amount, and
(ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

   A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31st (or December 31st if the Fund is so permitted to elect and so elects) plus undistributed amounts from prior years. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Taxation of Fund Distributions

   For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the

Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

   Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares (other than distributions, if any, designated by the Fund as "exempt-interest dividends"). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31st of the year in which declared rather than the calendar year in which they were received.

   Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2010.

   For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Income derived from investments in fixed-income securities and REITs is not eligible for treatment as qualified dividend income.

   In general, distributions of investment income designated by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income excluding net long-term capital gain over net short-term capital loss, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income.

   If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

   Sale or Redemption of Shares

   The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   A loss on the sale of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received with respect to such shares and thereafter treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within a period beginning 30 days prior to the sale of the loss shares and ending 30 days after such sale.

   Foreign Taxes

   Since the Fund may that invest in foreign securities it may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio. The Fund may in some circumstances be eligible to, and in its discretion may, make an election under the Code that would allow Fund shareholders who are U.S. citizens or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities held at least a minimum period specified in the Code. If the Fund makes the election, the amount of each shareholder's distribution reported on the information returns filed by such Fund with the IRS must be increased by the amount of the shareholder's portion of the Fund's foreign tax paid. A shareholder's ability to claim all or a part of a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code.

   Foreign Currency Transactions

   Transactions in foreign currencies, foreign-currency denominated debt obligations and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

   Financial Products

   The Fund will participate in short sales by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale. The character of gain or loss realized on a short sale is determined by reference to the property used to close the short sale and thus is generally short-term. Because net short-term gain (after reduction by any net long-term loss) is treated as an ordinary dividend, the Fund's short sale transactions will likely increase the percentage of the Fund's gains which are taxed as ordinary income.

   The Fund's investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character distributions to Fund shareholders.

   Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies and foreign currency denominated instruments) are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

   Securities loans may or may not be structured in a manner to preserve qualified dividend income treatment on dividends paid with respect to the securities lent. The Fund may receive substitute payments (instead of the dividend) that will not be eligible for treatment as qualified dividend income, taxed at the rate applicable to long-term capital gains.

   Securities issued or purchased at a discount and Payment-in-Kind Securities

   The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require that Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

   In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

   Tax-Exempt Shareholders

   Under current law, a regulated investment company ("RIC") generally serves to block (that is, prevent the attribution to shareholder of) unrelated business taxable income ("UBTI") from being realized by its tax exempt shareholders. Nonetheless, a tax-exempt shareholder (other than a charitable remainder trust) may realize UBTI by virtue of its investments in the Fund if
(i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs); or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code section 514(b).

   Under recent IRS guidance, if a charitable remainder trust (as defined in section 664 of the Code) realizes any unrelated business taxable income, it must pay an excise tax annually of an amount equal to such UBTI. However, under recent guidance, a charitable remainder trust will not realize UBTI solely by virtue of its investments in the Fund which in turn invests in REITs that hold REMICs or TMPs. Rather, if the charitable remainder trust is a shareholder in such the Fund, which recognizes "excess inclusion income," then the Fund will be subject to a tax on that portion of its "excess inclusion income" allocable to the charitable remainder trust. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund.

   Backup Withholding

   The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

   Other Tax Matters

   Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

   Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and, where applicable, foreign taxes.

   The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates described above (or a reduced rate of withholding provided by treaty).

   If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

   Non-U.S. Shareholders

   In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

   The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                            PERFORMANCE INFORMATION

Yield and Total Return

   The Fund may advertise the yield of each class of its shares. The Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for the Fund. For those funds that present yields reflecting an expense limitation or waiver, its yield would have been lower if no limitation or waiver were in effect. Yields and total returns will generally be higher for Class A shares than for Class B and Class C shares of the Fund, because of the higher levels of expenses borne by the Class B and Class C shares.

   The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value. If the net asset value, rather than the maximum offering price, is used to calculate the distribution rate, the rate will be higher.

   At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

   Investors in the Fund are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of the Fund to the exclusion of the consideration of the share price of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

                             FINANCIAL STATEMENTS


   The financial statements, financial highlights and the reports of the Independent Registered Public Accounting Firm included in the Fund's annual reports dated December 31, 2006, are also incorporated herein by reference to such reports. The Fund's annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual report to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800- 225-5478 or by writing to the Fund at: 399 Boylston Street, Boston, Massachusetts 02116 or by visiting the Fund's website at www.funds.natixis.com. The annual and semiannual reports are also available on-line at the SEC's website at www.sec.gov.

                                                      Registration Nos. 2-98326
                                                                      811-04323

                          IXIS ADVISOR FUNDS TRUST I
                                    PART C
                               OTHER INFORMATION

Item 23. Exhibits


(a)           Articles of Incorporation.

    (1) The Registrant's Third Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to post-effective amendment ("PEA") No. 62 to the initial registration statement ("Registration Statement") filed on August 18, 2005.

(b)           By-Laws.

    (1) The Registrant's Amended and Restated By-Laws dated June 2, 2005 (the "By-laws") are incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(c)           Instruments Defining Rights of Security Holders.

    (1) Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration is incorporated by reference to exhibit (a)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

(d)           Investment Advisory Contracts.

    (1) (i) Advisory Agreement dated December 31, 2004 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1)(i) to PEA No. 59 to the Registration Statement filed on January 28, 2005.

        (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) and Natixis Asset Management Advisors, L.P. (formerly IXIS Asset Management Advisors, L.P.) ("Natixis Advisors") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (iv) Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

        (v) Addendum dated May 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

      (vi)   Addendum dated July 1, 2005 to Advisory Agreement dated
             October 30, 2000 between Registrant on behalf of IXIS U.S. Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(v) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

      (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of IXIS Value Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (ix) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Hansberger International Fund and Natixis Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

      (x) Advisory Agreement dated September 1, 2003 between Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

      (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Advisors is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (xii) Addendum dated March 1, 2004 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of Vaughan Nelson Small Cap Value Fund and IXIS Advisors is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

      (xiii) Advisory Agreement dated November 1, 2005 between Registrant on behalf of IXIS Income Diversified Portfolio and Natixis Advisors is incorporated by reference to exhibit (d)(1)(xiii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

  (2) (i) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund), Natixis Advisors and Westpeak Global Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (ii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

      (iii) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit
             (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

    (iv) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Small Cap Value segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(4) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

    (v) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

    (vi) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

    (vii) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of IXIS U.S. Diversified Portfolio (Mid Cap Growth segment), Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

    (viii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio, Natixis Advisors and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

    (ix) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the Registration Statement filed on July 30, 2001.

    (x) Amendment No. 2 dated July 1, 2005 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS U.S. Diversified Portfolio, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(ix) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

    (xi) Sub-advisory Agreement dated October 2, 2006 among Registrant on behalf of IXIS U.S. Diversified Portfolio, Natixis Advisors and BlackRock Investment Management, LLC ("BlackRock") is incorporated by reference to exhibit (2)(xi) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (xii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

    (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value Fund, Natixis Advisors and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value, Natixis Advisors and Vaughan Nelson Investment Management ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of IXIS Value, Natixis Advisors and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

        (xvi) Sub-advisory Agreement dated March 9, 2007 among Registrant on behalf of Hansberger International Fund, Natixis Advisors and Hansberger Global Investors, Inc. ("Hansberger") is incorporated by reference to exhibit (d)(3)(xvi) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

        (xvii) Sub-advisory Agreement dated March 1, 2004 among Registrant on behalf of Vaughan Nelson Small Cap Value Fund, Natixis Advisors and Vaughan Nelson is incorporated by reference to PEA No. 57 to the Registration Statement filed on April 29, 2004.

        (xviii) Sub-advisory Agreement dated November 1, 2005 among Registrant on behalf of IXIS Income Diversified Portfolio relating to the Inflation Protected Securities discipline, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit
                (d)(2)(xx) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

        (xix) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of IXIS Income Diversified Portfolio relating to the Multi-Sector Bond discipline, Natixis Advisors and Loomis Sayles is incorporated by reference to exhibit (d)(2)(xxi) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

        (xx) Sub-advisory Agreement November 1, 2005 among Registrant on behalf of IXIS Income Diversified Portfolio relating to the Diversified REIT discipline, Natixis Advisors and AEW Management and Advisors, L.P. ("AEW") is incorporated by reference to exhibit (d)(2)(xxii) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

(e)             Underwriting Contracts.

    (1) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of CGM Advisor Targeted Equity Fund and Natixis Distributors, L.P. (formerly IXIS Asset Management Distributors, L.P. ("Natixis Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (2) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) and Natixis Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (3) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of IXIS U.S. Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit
                (e)(5) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (4) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of IXIS Value Fund and Natixis Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (5) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Hansberger International Fund and Natixis Distributors is incorporated by reference to exhibit (e)(7) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (6) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Loomis Sayles Core Plus Bond Fund and Natixis Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (7) Distribution Agreement dated March 3, 2003 between the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Natixis Distributors is incorporated by reference to exhibit (e)(12) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

    (8) Distribution Agreement dated November 1, 2005 between the Registrant on behalf of IXIS Income Diversified Portfolio and Natixis Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (9) Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)       Bonus or Profit Sharing Contracts.

          None.

(g)       Custodian Agreements.

    (1) Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company ("State Street") is incorporated by reference to exhibit (g)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

    (2) Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between Registrant, on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and State Street is incorporated by reference to exhibit (g)(2) to the Registration Statement filed on January 26, 2007.

(h)       Other Material Contracts.

  (1) (i) Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. ("Boston Financial") is incorporated by reference to exhibit (h)(1) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

      (ii) Revised Appendix A dated July 17, 2006 to Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II, and Boston Financial is incorporated by referenced to PEA No. 66 to the Registration Statement filed on January 26, 2007.

  (2) Securities Lending Authorization Agreement dated September 1, 2005 between the Registration, on behalf of its series, and State Street is incorporated by reference to exhibit (h)(3) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

  (3) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2007 between Natixis Advisors and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (h)(3) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

  (4) Loomis Sayles Fee Waiver/Expense Reimbursement Undertakings dated January 31, 2007 between Loomis Sayles and the Registrant on behalf of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (h)(4) to the Registration Statement filed on January 26, 2007.

  (5) (i) Natixis Advisors Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2007 between Natixis Advisors and the Registrant on behalf of IXIS Income Diversified Portfolio, Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) and Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (h)(5) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

      (ii) Natixis Advisors Fee Waiver/Expense Reimbursement Undertaking dated July 1, 2007 between Natixis Advisors and the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) is filed herewith.

  (6) Administrative Services Agreement dated January 3, 2005 between Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 58 to the Registration Statement filed on January 28, 2005.

  (7) First Amendment dated November 1, 2005 to the Administrative Services Agreement between the Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, Loomis

           Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(7) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (8) Second Amendment dated January 1, 2006 to Administrative Services Agreement between Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (9) Third Amendment dated July 1, 2007 to Administrative Services Agreement between Registrant on behalf of its respective series, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds IV, IXIS Advisor Cash Management Trust, Loomis Sayles Funds I, Loomis Sayles Funds II and Natixis Advisors is filed herewith.

    (10) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among Registrant, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Cash Management Trust Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(7) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

    (11) Advisory Administration Agreement dated September 1, 2003 between the Registrant, with respect to Loomis Sayles Core Plus Bond Fund, and Natixis Advisors is incorporated by reference to exhibit (h)(9) to PEA No. 54 to the Registration Statement filed on November 28, 2003.

(i)        Legal Opinion.

    (1) Opinion and consent of counsel relating to the Registrant's Hansberger International Fund is incorporated by reference to exhibit 10(h) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

    (2) Opinion and consent of counsel relating to the Registrant's Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit 10(i) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

    (3) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

    (4) Opinion and consent of counsel relating to the Registrant's IXIS U.S. Diversified Portfolio is incorporated by reference to PEA No. 38 to the Registration Statement filed on April 30, 1998.

    (5) Opinion and consent of counsel relating to the Registrant's IXIS Income Diversified Portfolio is incorporated by reference to exhibit (i)(5) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

(j)         Other Opinions.

            Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)         Omitted Financial Statements

            Not applicable.

(l)         Initial Capital Agreements.

            Not applicable.

(m)         Rule 12b-1 Plan.

    (1) (a) Rule 12b-1 Plan for Class A shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

        (b) Rule 12b-1 Plan for Class B shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

        (c) Rule 12b-1 Plan for Class C shares of CGM Advisor Targeted Equity Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (2) (a) Rule 12b-1 Plan for Class A shares of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) is incorporated by reference to exhibit (m)(2)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

        (b) Rule 12b-1 Plan for Class B shares of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) is incorporated by reference to exhibit (m)(2)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

        (c) Rule 12b-1 Plan for Class C shares of Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) is incorporated by reference to exhibit (m)(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

    (3) (a) Rule 12b-1 Plan for Class A shares of IXIS U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

        (b) Rule 12b-1 Plan for Class B shares of IXIS U.S. Diversified Portfolio is incorporated by reference to exhibit (m)(5)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

        (c) Rule 12b-1 Plan for Class C shares of IXIS U.S. Diversified is incorporated by reference to exhibit (m)(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

  (4) (a) Rule 12b-1 Plan for Class A shares of IXIS Value Fund is incorporated by reference to exhibit (m)(6)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

      (b) Rule 12b-1 Plan for Class B shares of IXIS Value Fund is incorporated by reference to exhibit (m)(6)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

      (c) Rule 12b-1 Plan for Class C shares of IXIS Value is incorporated by reference to exhibit (m)(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

  (5) (a) Rule 12b-1 Plan for Class A shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

      (b) Rule 12b-1 Plan for Class B shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

      (c) Rule 12b-1 Plan for Class C shares of Hansberger International Fund is incorporated by reference to exhibit (m)(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

  (6) (a) Rule 12b-1 Plan for Class A shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

      (b) Rule 12b-1 Plan for Class B shares of Loomis Sayles Core Plus Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

      (c) Rule 12b-1 Plan for Class C shares of Loomis Sayles Core Plus Bond Fund is incorporated by reference to exhibit (m)(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

  (7) (a) Rule 12b-1 Plan for Class A shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

      (b) Rule 12b-1 Plan for Class B shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 53 to the Registration Statement filed on April 29, 2003.

      (c) Rule 12b-1 Plan for Class C shares of Vaughan Nelson Small Cap Value Fund is incorporated by reference to exhibit (m)(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

  (8) (a) Rule 12b-1 Plan for Class A shares of IXIS Income Diversified Portfolio is incorporated by reference to exhibit (8)(a) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

      (b) Rule 12b-1 Plan for Class C shares of IXIS Income Diversified Portfolio is incorporated by reference to exhibit (8)(b) to PEA No. 63 to the Registration Statement filed on October 31, 2005.

(n)        Rule 18f-3 Plan

    (1) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 as amended, effective January 2007, is incorporated by reference to exhibit (n)(1) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

(p)        Code of Ethics.

    (1) Code of Ethics of Registrant dated March 10, 2006 is incorporated by reference to exhibit (p)(1) to the PEA No. 65 to the Registration Statement filed on April 28, 2006.

    (2) Code of Ethics dated June 30, 2006 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(2) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (3) Code of Ethics dated October 26, 2006 of Capital Growth Management Limited Partnership is filed herewith.

    (4) Code of Ethics dated August 30, 2005 for Westpeak is incorporated by reference to exhibit (p)(4) to PEA No. 64 to the Registration Statement filed on January 30, 2006.

    (5) Code of Ethics dated January 14, 2000 as amended July 24, 2006 of Loomis Sayles is incorporated by reference to exhibit (p)(5) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (6) Code of Ethics dated September 30, 2005 as amended April 24, 2006 of Harris Associates is filed herewith.

    (7) Code of Ethics dated March 20, 2007 of Vaughan Nelson is filed herewith.

    (8) Code of Ethics dated February 1, 2005 for BlackRock is incorporated by reference to exhibit (p)(8) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (9) Code of Ethics dated January 31, 2005 as amended February 23, 2006 for Hansberger is incorporated by reference to exhibit (p)(9) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

    (10) Code of Ethics dated March 2006 for AEW is incorporated by reference to exhibit (p)(10) to PEA No. 66 to the Registration Statement filed on January 26, 2007.

(q)        Powers of Attorney

    (1) Powers of Attorney for Graham T. Allison, Jr., Daniel M. Cain, Richard Darman, John T. Hailer, Edward Benjamin, Robert Blanding and Sandra O. Moose dated October 18, 2004 designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to PEA No. 58 to the Registration Statement filed on December 2, 2004.

    (2) Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

  (3) Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

Item 24. Persons Controlled by or Under Common Control with the Registrant


   None


Item 25. Indemnification

   Under Article 5 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant's By-laws incorporated by reference to exhibit (b)(1) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

   The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


   Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US Group, L.P.) and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.


Item 26. Business and Other Connections of Investment Adviser


(a) Natixis Advisors, a wholly owned subsidiary Natixis Global Asset Management, L.P. (formerly IXIS Asset Management US Group, L.P.), serves as investment adviser to all the series of the Registrant except CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund. Natixis Advisors was organized in 1995.

    The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Natixis Advisors during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Natixis Advisors pursuant to the Advisers Act (SEC File No. 801-48408; IARD/CRD No. 106800).

(b) CGM, adviser of the Registrant's CGM Advisor Targeted Equity Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of CGM during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CGM pursuant to the Advisers Act (SEC File No. 801-35935; IARD/CRD No. 105268).

(c) Loomis Sayles, adviser of the Registrant's Loomis Sayles Core Plus Bond Fund and subadviser of the Registrant's IXIS Value Fund, IXIS U.S. Diversified Portfolio and IXIS Income Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Investment Advisers Act of 1940 as amended (the "Advisers Act") (SEC File No. 801-170; IARD/CRD No. 105377).

(d) Westpeak serves as subadviser to the Registrant's Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund) and IXIS Value Fund. Organized in 1991, Westpeak provides investment management services to other mutual funds and institutional clients.

    The list required by this Item 26 regarding any other general business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Westpeak during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Westpeak pursuant to the Advisers Act (SEC File No. 801-39554; IARD/CRD No. 106769).

(e) Harris Associates serves as a subadviser to the Registrant's IXIS U.S. Diversified Portfolio and IXIS Value Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

    The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(f) Vaughan Nelson serves as a subadviser to the Registrant's IXIS Value Fund and Vaughan Nelson Small Cap Value Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (File No. 801-51795; IARD/CRD No. 106975).

(g) BlackRock serves as subadviser to the Registrant's IXIS U.S. Diversified Portfolio, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of BlackRock during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by BlackRock pursuant to the Advisers Act (File No. 801-56972; IARD/CRD No. 108928).

(h) Hansberger serves as subadviser to the Registrant's Hansberger International Fund.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Hansberger during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Hansberger pursuant to the Advisers Act (File No. 801-46059; IARD/CRD No. 106039).

(i) AEW serves as a subadviser to the IXIS Income Diversified Portfolio, provides investment advice to a number of other organizations, institutional clients and individuals.

    The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AEW during the past two years is incorporated herein by reference to schedule A and D of Form ADV filed by AEW pursuant to the Advisers Act (SEC file No. 801-48034; IARD/CRD No. 108638).

Item 27. Principal Underwriter


   (a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:


   IXIS Advisor Cash Management Trust
   IXIS Advisor Funds Trust II
   IXIS Advisor Funds Trust III
   IXIS Advisor Funds Trust IV
   Loomis Sayles Funds I
   Loomis Sayles Funds II
   Delafield Fund, Inc.
   Hansberger Institutional Series


   (b) The general partner and officers of the Registrant's principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:



                           Positions and Offices        Positions and Offices
Name                    with Principal Underwriter         with Registrant
----                    --------------------------         ---------------

Natixis Distribution  General Partner                  None
Corporation

John T. Hailer        President and Chief Executive    President, Chief
                      Officer                          Executive Officer and
                                                       Trustee

John E. Pelletier     Executive Vice President and     Chief Operating Officer
                      Chief Operating Officer

                           Positions and Offices        Positions and Offices
Name                    with Principal Underwriter         with Registrant
----                    --------------------------         ---------------
Coleen Downs Dinneen  Senior Vice President, General   Secretary, Clerk and
                      Counsel, Secretary and Clerk     Chief Legal Officer


Russell Kane          Senior Vice President, Deputy    Chief Compliance
                      General Counsel, Assistant       Officer; Anti-Money
                      Secretary, Assistant Clerk and   Laundering Officer;
                      Chief Compliance Officer for     Assistant Secretary
                      Mutual Funds

Michael Kardok        Senior Vice President            Treasurer, Principal
                                                       Financial and
                                                       Accounting Officer

Beatriz Pina Smith    Senior Vice President,           None
                      Treasurer and Chief Financial
                      Officer

Anthony Loureiro      Senior Vice President, Chief     None
                      Compliance
                      Officer-Broker/Dealer and
                      Anti-Money Laundering
                      Compliance Officer

Marilyn Rosh          Vice President and Controller    None

Robert Krantz         Executive Vice President         None

Diane Whelan          Executive Vice President and     None
                      Chief Information Officer

Jeffrey Coron         Senior Vice President            None

Maureen O'Neill       Senior Vice President            None

Susannah Wardly       Senior Vice President            None

Mark Doyle            Senior Vice President            None

Matthew Coldren       Senior Vice President            None

Christopher Mullahy   Senior Vice President            None

Caren Leedom          Senior Vice President            None

Dan Lynch             Senior Vice President            None

Peter Martin          Senior Vice President            None

Thomas Nelson         Senior Vice President            None

Matt Raynor           Senior Vice President            None

David Allison         Senior Vice President            None

John Bearce           Senior Vice President            None

Elizabeth Puls-Burns  Senior Vice President            None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

   (c) Not applicable.

Item 28. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:


(a) For all series of Registrant:

    (i)   IXIS Advisor Funds Trust I
          399 Boylston Street
          Boston, MA 02116

    (ii)  Boston Financial Data Services, Inc.
          2 Heritage Drive, 4th Floor
          North Quincy, MA 02171

    (iii) Natixis Asset Management Distributors, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116

    (iv)  Natixis Asset Management Advisors, L.P.
          399 Boylston Street
          Boston, Massachusetts 02116
          (excluding CGM Advisor Targeted Equity Fund and Loomis Sayles Core Plus Bond Fund)

    (v)   State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

(b) For CGM Advisor Targeted Equity Fund:
          Capital Growth Management Limited Partnership
          One International Place
          Boston, Massachusetts 02110

(c) For the series of the Registrant managed by Harris Associates:
          Harris Associates L.P.
          Two North LaSalle Street
          Chicago, Illinois 60602

(d) For the series of the Registrant managed by BlackRock:
          BlackRock Investment Management, LLC
          800 Scudders Mill Road
          Plainsboro, New Jersey 08536

(e) For the series of the Registrant managed by Loomis Sayles:
          Loomis, Sayles & Company, L.P.
          One Financial Center
          Boston, Massachusetts 02111

(f) For the series of the Registrant managed by Vaughan Nelson:
           Vaughan Nelson Investment Management, L.P.
           600 Travis Street
           Suite 6300
           Houston, Texas 77002

(g) For the series of the Registrant managed by Westpeak Global Advisors, L.P.:
           Westpeak Global Advisors, L.P.
           1470 Walnut Street
           Boulder, Colorado 80302

(h) For the series of the Registrant managed by Hansberger:
           Hansberger Global Investors, Inc.
           401 East Las Olas Boulevard, Suite 1700
           Fort Lauderdale, Florida 33301

(i) For the series of the Registrant managed by AEW:
           AEW Management and Advisors, L.P.
           World Trade Center East
           Two Seaport Lane
           Boston, Massachusetts 02210

Item 29. Management Services

   None.

Item 30. Undertakings

   (a) The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                          IXIS ADVISOR FUNDS TRUST I
                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 70 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 30th day of July, 2007.

                                              IXIS ADVISOR FUNDS TRUST I

                                              By: /s/ John T. Hailer
                                                  -----------------------------
                                                  John T. Hailer
                                                  Chief Executive Officer

   Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                          Date
---------                          -----                          ----

/s/ Michael Kardok                 Treasurer                      July 30, 2007
--------------------------------
Michael Kardok

/s/ Graham T. Allison, Jr.*        Trustee                        July 30, 2007
--------------------------------
Graham T. Allison, Jr.

/s/ Charles D. Baker*              Trustee                        July 30, 2007
--------------------------------
Charles D. Baker

/s/ Edward A. Benjamin*            Trustee                        July 30, 2007
--------------------------------
Edward A. Benjamin

/s/ Robert J. Blanding*            Trustee                        July 30, 2007
--------------------------------
Robert J. Blanding

/s/ Daniel M. Cain*                Trustee                        July 30, 2007
--------------------------------
Daniel M. Cain

/s/ Richard Darman*                Trustee                        July 30, 2007
--------------------------------
Richard Darman

/s/ John T. Hailer                 Trustee, President, Chief      July 30, 2007
--------------------------------   Executive Officer
John T. Hailer

/s/ Jonathan P. Mason*             Trustee                        July 30, 2007
--------------------------------
Jonathan P. Mason

/s/ Sandra O. Moose*               Trustee, Chairperson of the    July 30, 2007
--------------------------------   Board
Sandra O. Moose

/s/ Cynthia L. Walker*             Trustee                        July 30, 2007
--------------------------------
Cynthia L. Walker

                                              By: /s/ Coleen Downs Dinneen
                                                  -----------------------------
                                                  Coleen Downs Dinneen
                                                  Attorney-In-Fact **/***/****
                                                  July 30, 2007

--------
**   Powers of Attorney for Graham T. Allison, Jr., Edward A. Benjamin, Robert
     J. Blanding, Daniel M. Cain, Richard Darman and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 58 to the Registration Statement filed on December 2, 2004.

*** Powers of Attorney for Charles D. Baker and Cynthia L. Walker are incorporated by reference to exhibit (q)(2) to PEA No. 62 to the Registration Statement filed on August 18, 2005.

**** Power of Attorney for Jonathan P. Mason is incorporated by reference to exhibit (q)(3) to PEA No. 67 to the Registration Statement filed on April 27, 2007.

                          IXIS Advisor Funds Trust I

                                 Exhibit Index

Exhibits for Item 23 of Form N1-A


Exhibit      Exhibit Description
-------      -------------------

(e) (9)      Form of Dealer Agreement

(h) (5) (ii) Natixis Advisors Fee Waiver/Expense Reimbursement Undertaking
             dated July 1, 2007 between IXIS Advisors and the Registrant on behalf of Vaughan Nelson Small Cap Value Fund and Westpeak 130/30 Growth Fund (formerly Westpeak Capital Growth Fund).

(h) (9) Third Amendment dated July 1, 2007 to the Administrative Services Agreement

(j)          Consent of PricewaterhouseCoopers, LLP

(p) (3) Code of Ethics dated October 26, 2006 of Capital Growth Management Limited Partnership

(p) (6) Code of Ethics dated September 30, 2005 as amended April 24, 2006 of Harris Associates

(p) (7)      Code of Ethics dated March 20, 2007 of Vaughan Nelson